BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
April 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL CLO 11 Ltd., Series 2021-11A, Class C,
(LIBOR USD 3 Month + 2.05%), 3.09%,
04/15/34
(a)(b)
..................... USD 500 $ 487,364
AGL CLO 17 Ltd., Series 2022-17A, Class C, (3
Month CME Term SOFR + 2.10%), 2.34%,
01/21/35
(a)(b)
..................... 1,000 977,175
AIG CLO LLC
(a)(b)
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 3.11%, 04/20/32 .... 500 486,755
Series 2018-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 4.16%, 04/20/32 .... 500 489,955
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.00%), 4.04%, 04/15/34 .... 900 883,661
Series 2021-1A, Class E, (LIBOR USD 3
Month + 6.60%), 7.74%, 04/22/34 .... 2,000 1,951,061
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.05%), 4.11%, 07/20/34 .... 500 489,023
Series 2021-2A, Class E, (LIBOR USD 3
Month + 6.50%), 7.56%, 07/20/34 .... 500 484,475
AIMCO CLO
(a)(b)
Series 2015-AA, Class CR2, (LIBOR USD 3
Month + 2.00%), 3.04%, 10/17/34 .... 1,000 982,620
Series 2015-AA, Class DR2, (LIBOR USD 3
Month + 3.05%), 4.09%, 10/17/34 .... 1,000 979,143
Anchorage Capital CLO 4-R Ltd., Series
2014-4RA, Class D, (LIBOR USD 3 Month +
2.60%), 3.84%, 01/28/31
(a)(b)
.......... 250 243,767
Anchorage Capital CLO Ltd., Series 2018-1RA,
Class E, (LIBOR USD 3 Month + 5.50%),
6.52%, 04/13/31
(a)(b)
................ 1,000 950,103
Ares LIII CLO Ltd.
(a)(b)
Series 2019-53A, Class C, (LIBOR USD 3
Month + 2.65%), 3.83%, 04/24/31 .... 500 498,086
Series 2019-53A, Class D, (LIBOR USD 3
Month + 3.75%), 4.93%, 04/24/31 .... 500 498,559
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, (LIBOR USD 3 Month + 0.00%),
0.00%, 04/15/30
(a)(b)
................ 500 310,200
Atrium XIV LLC, Series 14A, Class C, (LIBOR
USD 3 Month + 1.95%), 2.99%, 08/23/30
(a)(b)
250 246,392
Atrium XV, Series 15A, Class D, (LIBOR USD 3
Month + 3.00%), 4.18%, 01/23/31
(a)(b)
.... 250 243,593
Bain Capital Credit CLO Ltd., Series 2019-2A,
Class CR, (LIBOR USD 3 Month + 2.10%),
3.14%, 10/17/32
(a)(b)
................ 1,000 979,379
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (LIBOR USD 1
Month + 1.73%), 2.39%, 04/25/34
(a)
..... 64 63,401
Boyce Park CLO Ltd., Series 2022-1A, Class
E, (3 Month CME Term SOFR + 6.25%),
6.80%, 04/21/35
(a)(b)
................ 500 477,604
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.70%), 2.74%, 07/15/31 .... 500 492,554
Series 2018-1A, Class C, (LIBOR USD 3
Month + 1.90%), 2.94%, 07/15/31 .... 1,000 970,805
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.15%), 4.19%, 07/15/34 .... 500 492,609
Series 2020-3A, Class C, (LIBOR USD 3
Month + 2.50%), 3.54%, 01/15/34 .... 500 494,732
Carlyle Global Market Strategies CLO Ltd.,
Series 2015-4A, Class SBB1, (LIBOR USD 3
Month + 8.50%), 9.56%, 07/20/32
(a)(b)
.... 34 31,724
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CarVal CLO Ltd., Series 2018-1A, Class D,
(LIBOR USD 3 Month + 2.89%), 3.93%,
07/16/31
(a)(b)
..................... USD 1,000 $ 984,175
Catskill Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 3.70%), 4.76%,
04/20/29
(a)(b)
..................... 250 247,892
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 04/20/31
(a)(b)
........ 1,000 629,500
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class DRR, (LIBOR USD 3
Month + 2.80%), 4.02%, 04/27/31 .... 500 487,011
Series 2014-5A, Class DR2, (LIBOR USD 3
Month + 3.40%), 4.44%, 10/17/31 .... 500 493,436
Series 2015-3A, Class CR, (LIBOR USD 3
Month + 1.65%), 2.69%, 04/19/29 .... 250 245,857
Series 2017-1A, Class D, (LIBOR USD 3
Month + 3.50%), 4.60%, 04/23/29 .... 500 497,368
Series 2021-2A, Class E, (LIBOR USD 3
Month + 6.20%), 7.24%, 04/15/34 .... 500 480,377
Dryden 70 CLO Ltd., Series 2018-70A, Class
D, (LIBOR USD 3 Month + 3.75%), 4.81%,
01/16/32
(a)(b)
..................... 250 249,296
Dryden 72 CLO Ltd., Series 2019-72A, Class
DR, (LIBOR USD 3 Month + 3.00%), 3.51%,
05/15/32
(a)(b)
..................... 800 776,913
Dryden 75 CLO Ltd., Series 2019-75A, Class
ER2, (LIBOR USD 3 Month + 6.60%),
7.64%, 04/15/34
(a)(b)
................ 350 338,658
Elmwood CLO XI Ltd.
(a)(b)
Series 2021-4A, Class D, (LIBOR USD 3
Month + 2.95%), 4.01%, 10/20/34 .... 1,500 1,465,708
Series 2021-4A, Class E, (LIBOR USD 3
Month + 6.00%), 7.06%, 10/20/34 .... 1,250 1,236,847
First Franklin Mortgage Loan Trust
(a)
Series 2006-FF9, Class 2A4, (LIBOR USD 1
Month + 0.50%), 1.17%, 06/25/36 .... 1,750 1,584,538
Series 2006-FF13, Class A1, (LIBOR USD 1
Month + 0.24%), 0.91%, 10/25/36 .... 54 40,291
Series 2006-FF13, Class A2C, (LIBOR USD
1 Month + 0.32%), 0.99%, 10/25/36 ... 32 24,178
Generate CLO 2 Ltd., Series 2016-1A, Class
DR, (LIBOR USD 3 Month + 3.60%), 4.66%,
10/20/29
(a)(b)
..................... 500 497,113
Greenwood Park CLO Ltd., Series 2018-1A,
Class D, (LIBOR USD 3 Month + 2.50%),
3.54%, 04/15/31
(a)(b)
................ 650 616,952
Greywolf CLO IV Ltd., Series 2019-1A, Class
CR, (LIBOR USD 3 Month + 3.65%), 4.69%,
04/17/34
(a)(b)
..................... 1,000 993,168
Greywolf CLO V Ltd., Series 2015-1A, Class
BR, (LIBOR USD 3 Month + 2.00%), 3.18%,
01/27/31
(a)(b)
..................... 500 488,490
GSAA Home Equity Trust
(a)
Series 2005-14, Class 1A2, (LIBOR USD 1
Month + 0.70%), 1.37%, 12/25/35 .... 30 14,666
Series 2006-5, Class 1A1, (LIBOR USD 1
Month + 0.36%), 1.03%, 03/25/36 .... 59 23,358
GSAMP Trust, Series 2006-FM3, Class A1,
(LIBOR USD 1 Month + 0.14%), 0.81%,
11/25/36
(a)
...................... 112 62,941
Invesco CLO Ltd.
(a)(b)
Series 2022-1A, Class D, (3 Month CME
Term SOFR + 3.05%), 3.33%, 04/20/35 . 750 750,033
Series 2022-1A, Class E, (3 Month CME
Term SOFR + 6.30%), 6.58%, 04/20/35 . 500 479,844

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Invitation Homes Trust, Series 2018-SFR4,
Class A, (LIBOR USD 1 Month + 1.10%),
1.65%, 01/17/38
(a)(b)
................ USD 256 $ 254,764
Jay Park CLO Ltd., Series 2016-1A, Class CR,
(LIBOR USD 3 Month + 2.65%), 3.71%,
10/20/27
(a)(b)
..................... 250 246,666
KKR CLO 27 Ltd., Series 27A, Class DR, (3
Month CME Term SOFR + 3.25%), 4.10%,
10/15/32
(a)(b)
..................... 550 541,449
Long Beach Mortgage Loan Trust, Series 2006-
4, Class 1A, (LIBOR USD 1 Month + 0.30%),
0.97%, 05/25/36
(a)
................. 379 242,282
Lucali CLO Ltd., Series 2020-1A, Class D,
(LIBOR USD 3 Month + 3.60%), 4.64%,
01/15/33
(a)(b)
..................... 500 497,960
Madison Park Funding XIII Ltd., Series 2014-
13A, Class CR2, (LIBOR USD 3 Month +
1.90%), 2.94%, 04/19/30
(a)(b)
.......... 500 494,631
Madison Park Funding XXVII Ltd., Series
2018-27A, Class C, (LIBOR USD 3 Month +
2.60%), 3.66%, 04/20/30
(a)(b)
.......... 500 481,358
Madison Park Funding XXXIII Ltd., Series 2019-
33A, Class DR, (3 Month CME Term SOFR
+ 3.10%), 3.95%, 10/15/32
(a)(b)
......... 1,000 957,501
MASTR Asset-Backed Securities Trust, Series
2007-HE1, Class A4, (LIBOR USD 1 Month
+ 0.28%), 0.95%, 05/25/37
(a)
.......... 650 572,630
Neuberger Berman CLO XVIII Ltd., Series
2014-18A, Class CR2, (LIBOR USD 3 Month
+ 3.00%), 4.10%, 10/21/30
(a)(b)
......... 250 241,422
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class D, (LIBOR USD 3
Month + 2.65%), 3.69%, 10/18/30
(a)(b)
.... 1,000 967,500
Neuberger Berman Loan Advisers CLO Ltd.
(a)(b)
Series 2018-27A, Class D, (LIBOR USD 3
Month + 2.60%), 3.64%, 01/15/30 .... 500 483,757
Series 2021-44A, Class E, (LIBOR USD 3
Month + 6.00%), 7.04%, 10/16/34 .... 2,000 1,882,086
Oakwood Mortgage Investors, Inc., Series
1998-D, Class M1, 7.42%, 01/15/29
(b)
.... 199 195,198
OCP CLO Ltd., Series 2015-10A, Class ER2,
(LIBOR USD 3 Month + 6.50%), 7.71%,
01/26/34
(a)(b)
..................... 1,000 964,906
Octagon Investment Partners 33 Ltd., Series
2017-1A, Class C, (LIBOR USD 3 Month +
2.75%), 3.81%, 01/20/31
(a)(b)
.......... 500 486,120
Octagon Investment Partners 41 Ltd., Series
2019-2A, Class DR, (LIBOR USD 3 Month +
3.20%), 4.24%, 10/15/33
(a)(b)
.......... 1,000 988,761
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class CR, (LIBOR USD 3 Month +
1.85%), 2.89%, 07/17/30
(a)(b)
.......... 250 245,723
OHA Credit Partners VII Ltd., Series 2012-7A,
Class D1R3, (LIBOR USD 3 Month +
2.90%), 3.38%, 02/20/34
(a)(b)
.......... 1,000 986,722
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class BR3, (LIBOR USD 3
Month + 1.85%), 2.89%, 10/17/31 .... 800 787,578
Series 2015-1A, Class CR4, (LIBOR USD 3
Month + 2.85%), 3.33%, 05/21/34 .... 500 487,263
Series 2015-2A, Class BR2, (LIBOR USD 3
Month + 1.95%), 3.01%, 07/20/30 .... 750 740,391
Series 2019-1A, Class BR, (LIBOR USD 3
Month + 2.00%), 2.39%, 11/14/34 .... 500 489,577
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-4A, Class D, (LIBOR USD 3
Month + 2.95%), 3.99%, 10/15/34 .... USD 3,000 $ 2,931,826
Series 2021-4A, Class E, (LIBOR USD 3
Month + 6.05%), 7.09%, 10/15/34 .... 3,000 2,847,531
Series 2022-1A, Class C, (3 Month CME
Term SOFR + 2.05%), 2.52%, 04/20/35 . 1,500 1,473,840
Series 2022-1A, Class D, (3 Month CME
Term SOFR + 3.05%), 3.52%, 04/20/35 . 1,000 975,023
Series 2022-1A, Class E, (3 Month CME
Term SOFR + 6.35%), 6.82%, 04/20/35 . 1,000 988,024
Progress Residential Trust, Series 2019-SFR2,
Class F, 4.84%, 05/17/36
(b)
........... 100 97,267
Rad CLO 12 Ltd., Series 2021-12A, Class D,
(LIBOR USD 3 Month + 3.05%), 4.34%,
10/30/34
(a)(b)
..................... 1,500 1,449,041
Rad CLO 14 Ltd., Series 2021-14A, Class D,
(LIBOR USD 3 Month + 3.00%), 3.23%,
01/15/35
(a)(b)
..................... 1,000 972,913
Regatta Funding LP, Series 2013-2A, Class
CR2, (LIBOR USD 3 Month + 3.70%),
4.74%, 01/15/29
(a)(b)
................ 500 499,046
Regatta VI Funding Ltd., Series 2016-1A,
Class CR2, (LIBOR USD 3 Month + 2.15%),
3.21%, 04/20/34
(a)(b)
................ 250 246,989
Regatta XIII Funding Ltd., Series 2018-2A,
Class B, (LIBOR USD 3 Month + 2.10%),
3.14%, 07/15/31
(a)(b)
................ 500 493,505
Regatta XV Funding Ltd.
(a)(b)
Series 2018-4A, Class A2, (LIBOR USD 3
Month + 1.85%), 3.03%, 10/25/31 .... 285 282,683
Series 2018-4A, Class C, (LIBOR USD 3
Month + 3.30%), 4.48%, 10/25/31 .... 250 247,215
Regatta XVI Funding Ltd., Series 2019-2A,
Class D, (LIBOR USD 3 Month + 3.90%),
4.94%, 01/15/33
(a)(b)
................ 500 498,477
Regatta XXIII Funding Ltd., Series 2021-4A,
Class D, (LIBOR USD 3 Month + 3.05%),
4.11%, 01/20/35
(a)(b)
................ 1,000 977,265
Rockford Tower CLO Ltd.
(a)(b)
Series 2018-2A, Class C, (LIBOR USD 3
Month + 2.20%), 3.26%, 10/20/31 .... 300 296,339
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 4.16%, 04/20/34 .... 1,000 965,064
Signal Peak CLO 4 Ltd., Series 2017-4A, Class
DR, (LIBOR USD 3 Month + 3.20%), 4.41%,
10/26/34
(a)(b)
..................... 1,000 981,098
Signal Peak CLO 7 Ltd., Series 2019-1A, Class
B, (LIBOR USD 3 Month + 2.00%), 2.30%,
04/30/32
(a)(b)
..................... 500 494,813
Silver Creek CLO Ltd., Series 2014-1A, Class
DR, (LIBOR USD 3 Month + 3.35%), 4.41%,
07/20/30
(a)(b)
..................... 500 496,827
Symphony CLO XIX Ltd., Series 2018-19A,
Class C, (LIBOR USD 3 Month + 1.75%),
2.79%, 04/16/31
(a)(b)
................ 500 492,083
Tallman Park CLO Ltd., Series 2021-1A, Class
C, (LIBOR USD 3 Month + 1.95%), 3.01%,
04/20/34
(a)(b)
..................... 500 480,876
TCI-Flatiron CLO Ltd., Series 2018-1A, Class
DR, (LIBOR USD 3 Month + 2.75%), 3.99%,
01/29/32
(a)(b)
..................... 1,000 974,052
TICP CLO V Ltd., Series 2016-5A, Class DR,
(LIBOR USD 3 Month + 3.15%), 4.19%,
07/17/31
(a)(b)
..................... 500 496,449

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
TICP CLO VII Ltd., Series 2017-7A, Class CR,
(LIBOR USD 3 Month + 2.15%), 3.19%,
04/15/33
(a)(b)
..................... USD 500 $ 493,212
TICP CLO XI Ltd., Series 2018-11A, Class D,
(LIBOR USD 3 Month + 3.05%), 4.11%,
10/20/31
(a)(b)
..................... 300 293,528
Treman Park CLO Ltd., Series 2015-1A, Class
DRR, (LIBOR USD 3 Month + 2.65%),
3.71%, 10/20/28
(a)(b)
................ 300 297,176
Upland CLO Ltd., Series 2016-1A, Class CR,
(LIBOR USD 3 Month + 2.90%), 3.96%,
04/20/31
(a)(b)
..................... 500 489,111
Whetstone Park CLO Ltd., Series 2021-1A,
Class D, (LIBOR USD 3 Month + 2.90%),
3.96%, 01/20/35
(a)(b)
................ 1,000 974,719
Total Asset-Backed Securities — 4.8%
(Cost: $67,966,722) ............................... 66,355,587
Shares
Shares
Common Stocks
Airlines — 0.1%
(c)
Copa Holdings SA, Class A ............. 8,950 674,562
InterGlobe Aviation Ltd.
(b)(d)
............. 34,139 822,164
1,496,726
Automobiles — 0.0%
Maruti Suzuki India Ltd. ............... 7,036 704,698
Banks — 1.4%
Absa Group Ltd. .................... 53,838 581,642
Abu Dhabi Commercial Bank PJSC ....... 281,192 777,308
Axis Bank Ltd.
(c)
..................... 98,135 925,074
Bandhan Bank Ltd.
(b)(d)
................ 206,631 896,025
Bank of China Ltd., Class H ............. 3,039,000 1,192,451
Bank Rakyat Indonesia Persero Tbk. PT .... 7,609,594 2,535,419
Citizens Financial Group, Inc. ........... 51,324 2,022,166
Commercial International Bank Egypt SAE
(c)
.. 201,253 485,913
DBS Group Holdings Ltd. .............. 39,300 953,443
Grupo Financiero Banorte SAB de CV, Class O 157,402 1,037,442
Hana Financial Group, Inc. ............. 26,501 983,895
Industrial & Commercial Bank of China Ltd.,
Class H ........................ 1,153,000 695,036
Kasikornbank PCL, NVDR .............. 137,000 606,460
M&T Bank Corp. .................... 16,161 2,693,069
OTP Bank Nyrt.
(c)
.................... 23,211 692,371
Powszechna Kasa Oszczednosci Bank Polski
SA
(c)
.......................... 90,031 664,478
Sberbank of Russia PJSC, ADR
(e)
......... 24,534 245
Standard Chartered plc ................ 155,987 1,066,377
TCS Group Holding plc, GDR
(d)(e)
......... 8,849 89
18,808,903
Beverages — 0.3%
Diageo plc ........................ 53,570 2,672,545
Kweichow Moutai Co. Ltd., Class A ........ 4,746 1,302,759
3,975,304
Biotechnology — 0.2%
AbbVie, Inc. ....................... 16,238 2,385,037
Capital Markets — 0.2%
Intercontinental Exchange, Inc. .......... 25,305 2,930,572
Security
Shares
Shares Value
Chemicals — 0.1%
Air Liquide SA ...................... 6,251 $ 1,081,476
Albemarle Corp. .................... 3,899 751,844
1,833,320
Communications Equipment — 0.0%
Accton Technology Corp. .............. 92,000 717,588
Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd., Class H ..... 164,000 891,182
Consumer Finance — 0.2%
Kaspi.KZ JSC, GDR
(d)
................. 12,780 830,700
Synchrony Financial .................. 55,945 2,059,335
2,890,035
Diversified Telecommunication Services — 0.8%
Cellnex Telecom SA
(b)(d)
................ 124,832 5,818,458
Hellenic Telecommunications Organization SA 46,801 900,360
Koninklijke KPN NV .................. 450,403 1,554,157
TELUS Corp. ...................... 99,241 2,482,860
10,755,835
Electric Utilities — 1.3%
American Electric Power Co., Inc. ......... 17,542 1,738,587
CLP Holdings Ltd. ................... 65,500 639,174
Duke Energy Corp. .................. 25,536 2,813,046
Edison International .................. 5,234 360,047
EDP - Energias de Portugal SA .......... 569,966 2,656,420
Enel SpA ......................... 100,029 650,478
Entergy Corp. ...................... 10,685 1,269,912
Eversource Energy .................. 14,662 1,281,459
Exelon Corp. ....................... 13,070 611,414
NextEra Energy, Inc. ................. 33,685 2,392,309
Southern Co. (The) .................. 16,294 1,195,817
Terna - Rete Elettrica Nazionale .......... 68,191 556,171
Xcel Energy, Inc. .................... 16,577 1,214,431
17,379,265
Electrical Equipment — 0.2%
Schneider Electric SE ................. 14,664 2,103,831
Electronic Equipment, Instruments & Components — 0.2%
Samsung SDI Co. Ltd. ................ 1,079 513,987
TE Connectivity Ltd. .................. 12,734 1,588,948
2,102,935
Energy Equipment & Services — 0.1%
Baker Hughes Co. ................... 28,853 895,020
Equity Real Estate Investment Trusts (REITs) — 6.3%
Alexandria Real Estate Equities, Inc. ....... 16,753 3,051,726
American Tower Corp. ................ 9,237 2,226,302
Assura plc ........................ 5,213,689 4,320,373
Boston Properties, Inc. ................ 27,103 3,187,313
Community Healthcare Trust, Inc. ......... 29,597 1,089,762
Covivio .......................... 23,020 1,639,428
Cromwell European REIT
(d)
............. 810,803 1,967,320
Crown Castle International Corp. ......... 19,882 3,682,345
Digital Realty Trust, Inc. ............... 40,600 5,932,472
EPR Properties ..................... 49,501 2,599,793
Equinix, Inc. ....................... 8,158 5,866,255
ESR Kendall Square REIT Co. Ltd. ........ 588,148 3,432,424
Goodman Group .................... 138,052 2,297,723
LondonMetric Property plc .............. 494,965 1,672,918
Medical Properties Trust, Inc. ............ 241,686 4,444,606
Outfront Media, Inc. .................. 146,428 3,748,557
Prologis, Inc. ....................... 33,587 5,383,660
Rexford Industrial Realty, Inc. ........... 40,404 3,153,128
SBA Communications Corp. ............ 4,553 1,580,392

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Secure Income REIT plc ............... 302,152 $ 1,637,546
SL Green Realty Corp. ................ 30,328 2,099,304
Spirit Realty Capital, Inc. ............... 74,917 3,255,144
Sun Communities, Inc. ................ 20,630 3,622,009
Target Healthcare REIT plc ............. 1,551,006 2,164,771
UDR, Inc. ......................... 68,383 3,638,659
VICI Properties, Inc. .................. 97,847 2,916,819
Warehouses De Pauw CVA ............. 60,995 2,346,490
Welltower, Inc. ...................... 44,489 4,040,046
86,997,285
Food & Staples Retailing — 0.2%
Sendas Distribuidora SA ............... 236,291 732,204
Wal-Mart de Mexico SAB de CV .......... 651,337 2,308,637
X5 Retail Group NV, GDR
(d)(e)
............ 21,432 214
3,041,055
Food Products — 0.1%
China Mengniu Dairy Co. Ltd.
(c)
.......... 220,000 1,187,345
Gas Utilities — 0.2%
Atmos Energy Corp. .................. 7,512 851,861
ENN Energy Holdings Ltd. .............. 53,400 715,297
Kunlun Energy Co. Ltd. ................ 884,000 733,620
Tokyo Gas Co. Ltd. .................. 26,700 511,424
2,812,202
Health Care Equipment & Supplies — 0.2%
Medtronic plc ...................... 24,369 2,543,149
Health Care Providers & Services — 0.2%
Hapvida Participacoes e Investimentos SA
(b)(d)
428,878 768,588
UnitedHealth Group, Inc. ............... 5,062 2,574,280
3,342,868
Hotels, Restaurants & Leisure — 0.1%
Sands China Ltd.
(c)
................... 284,000 625,986
Yum China Holdings, Inc. .............. 14,846 620,563
1,246,549
Household Durables — 0.2%
Haier Smart Home Co. Ltd., Class A ....... 180,423 695,932
Haier Smart Home Co. Ltd., Class H ....... 43,200 152,617
Taylor Wimpey plc ................... 916,483 1,441,404
2,289,953
Household Products — 0.2%
Reckitt Benckiser Group plc ............. 38,499 3,002,368
Insurance — 0.6%
Assurant, Inc. ...................... 10,804 1,965,032
Prudential plc ...................... 196,028 2,440,245
Sanlam Ltd. ....................... 179,440 743,338
Seguridade Participacoes SA ............ 258,357 1,319,494
Zurich Insurance Group AG ............. 4,336 1,974,050
8,442,159
Interactive Media & Services — 0.1%
Tencent Holdings Ltd. ................. 20,400 961,347
Tencent Holdings Ltd., ADR ............. 15,970 751,708
1,713,055
IT Services — 0.9%
Amadeus IT Group SA
(c)
............... 12,671 794,002
Fidelity National Information Services, Inc. ... 25,625 2,540,719
GDS Holdings Ltd., Class A
(c)
............ 560,404 2,250,978
Infosys Ltd. ........................ 14,702 297,968
Infosys Ltd., ADR .................... 39,427 783,415
NEXTDC Ltd.
(c)
..................... 183,284 1,422,989
Security
Shares
Shares Value
IT Services (continued)
Paychex, Inc. ...................... 8,315 $ 1,053,760
SUNeVision Holdings Ltd. .............. 1,392,000 1,156,431
Visa, Inc., Class A ................... 10,896 2,322,264
12,622,526
Leisure Products — 0.2%
Hasbro, Inc. ....................... 26,749 2,355,517
Life Sciences Tools & Services — 0.0%
WuXi AppTec Co. Ltd., Class A ........... 20,996 323,571
WuXi AppTec Co. Ltd., Class H
(b)(d)
........ 21,300 289,718
613,289
Machinery — 0.2%
Han's Laser Technology Industry Group Co.
Ltd., Class A ..................... 163,800 676,106
Otis Worldwide Corp. ................. 27,036 1,969,302
2,645,408
Media — 0.2%
Comcast Corp., Class A ............... 53,875 2,142,070
Metals & Mining — 0.2%
China Molybdenum Co. Ltd., Class H ...... 1,584,000 787,721
Gold Fields Ltd. ..................... 28,706 388,954
Gold Fields Ltd., ADR ................. 28,183 378,498
Korea Zinc Co. Ltd. .................. 1,803 823,138
Zijin Mining Group Co. Ltd., Class H ....... 556,000 809,597
3,187,908
Multiline Retail — 0.0%
Fix Price Group Ltd., GDR
(d)(e)
........... 149,893 1,499
Multi-Utilities — 0.6%
Ameren Corp. ...................... 11,159 1,036,671
CenterPoint Energy, Inc. ............... 41,425 1,268,019
CMS Energy Corp. ................... 14,392 988,587
Dominion Energy, Inc. ................. 13,574 1,108,181
DTE Energy Co. .................... 4,349 569,893
National Grid plc .................... 27,107 402,728
NiSource, Inc. ...................... 18,240 531,149
Public Service Enterprise Group, Inc. ...... 24,776 1,725,896
Sempra Energy ..................... 5,673 915,395
WEC Energy Group, Inc. ............... 4,489 449,125
8,995,644
Oil, Gas & Consumable Fuels — 0.7%
Cheniere Energy, Inc. ................. 7,245 983,943
China Petroleum & Chemical Corp., Class H . 1,136,000 556,040
Ecopetrol SA, ADR ................... 33,694 546,854
Enbridge, Inc. ...................... 52,156 2,276,002
LUKOIL PJSC, ADR
(e)
................. 44,196 442
MOL Hungarian Oil & Gas plc ........... 71,897 609,623
Novatek PJSC, GDR
(d)(e)
............... 8 —
Petroleo Brasileiro SA, ADR ............ 33,800 458,666
Petronet LNG Ltd. ................... 309,424 820,177
Targa Resources Corp. ................ 15,172 1,113,777
Williams Cos., Inc. (The) ............... 62,489 2,142,748
9,508,272
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A ..... 7,654 2,021,115
Pharmaceuticals — 0.7%
AstraZeneca plc .................... 24,588 3,281,053
Novo Nordisk A/S, Class B ............. 26,219 2,994,899
Sanofi ........................... 32,165 3,399,678
9,675,630

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Shares
Shares Value
Professional Services — 0.2%
NMG, Inc.
(c)
........................ 602 $ 113,176
RELX plc ......................... 105,248 3,137,235
3,250,411
Real Estate Management & Development — 1.0%
Aroundtown SA ..................... 380,540 1,913,558
Emaar Properties PJSC ............... 279,429 481,974
ESR Cayman Ltd.
(b)(c)(d)
................ 749,600 2,275,492
Hang Lung Properties Ltd. .............. 251,000 480,055
Hulic Co. Ltd. ...................... 318,300 2,687,534
Longfor Group Holdings Ltd. ............ 189,500 938,515
VGP NV .......................... 4,542 1,181,359
Vonovia SE ........................ 104,101 4,147,487
14,105,974
Road & Rail — 0.3%
Canadian Pacific Railway Ltd. ........... 17,197 1,258,067
CSX Corp. ........................ 43,940 1,508,900
Seibu Holdings, Inc.
(c)
................. 59,300 589,149
Union Pacific Corp. .................. 2,706 633,989
3,990,105
Semiconductors & Semiconductor Equipment — 0.7%
MediaTek, Inc. ...................... 47,000 1,295,696
Taiwan Semiconductor Manufacturing Co. Ltd. 382,000 6,907,576
Texas Instruments, Inc. ................ 8,415 1,432,653
9,635,925
Software — 0.4%
Intuit, Inc. ......................... 3,852 1,613,025
Microsoft Corp. ..................... 13,441 3,730,146
5,343,171
Specialty Retail — 0.0%
Topsports International Holdings Ltd.
(b)(d)
.... 513,000 392,368
Technology Hardware, Storage & Peripherals — 0.1%
Logitech International SA (Registered) ...... 14,628 951,970
Samsung Electronics Co. Ltd. ........... 5,613 299,137
1,251,107
Textiles, Apparel & Luxury Goods — 0.4%
EssilorLuxottica SA .................. 12,481 2,124,863
Kering SA ......................... 3,030 1,612,179
LVMH Moet Hennessy Louis Vuitton SE ..... 1,743 1,127,957
4,864,999
Thrifts & Mortgage Finance — 0.0%
Housing Development Finance Corp. Ltd. ... 23,602 680,964
Tobacco — 0.2%
Philip Morris International, Inc. ........... 22,087 2,208,700
Trading Companies & Distributors — 0.2%
BOC Aviation Ltd.
(b)(d)
................. 76,700 601,663
Ferguson plc ....................... 16,211 2,033,657
2,635,320
Transportation Infrastructure — 1.1%
Aena SME SA
(b)(c)(d)
.................. 19,183 2,722,250
Atlantia SpA
(c)
...................... 121,997 2,910,304
Atlas Arteria Ltd.
(f)
................... 118,542 575,886
Auckland International Airport Ltd.
(c)
....... 113,551 570,367
Flughafen Zurich AG (Registered)
(c)
........ 1,127 190,574
Fraport AG Frankfurt Airport Services
Worldwide
(c)
..................... 23,569 1,259,512
Getlink SE ........................ 20,297 371,417
Grupo Aeroportuario del Pacifico SAB de CV,
Class B
(c)
....................... 68,729 1,058,830
Security
Shares
Shares Value
Transportation Infrastructure (continued)
Hamburger Hafen und Logistik AG ........ 19,377 $ 315,333
Japan Airport Terminal Co. Ltd.
(c)
......... 12,900 534,531
Jiangsu Expressway Co. Ltd., Class H ..... 932,000 920,795
Transurban Group
(f)
.................. 403,486 4,051,651
15,481,450
Water Utilities — 0.1%
American Water Works Co., Inc. .......... 1,380 212,630
Severn Trent plc .................... 13,596 534,344
746,974
Wireless Telecommunication Services — 0.1%
KDDI Corp. ........................ 44,700 1,480,227
Total Common Stocks — 22.2%
(Cost: $295,031,902) .............................. 306,324,812
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.7%
Bombardier, Inc.
(b)
7.50%, 12/01/24 .................. USD 289 287,555
7.50%, 03/15/25 .................. 25 24,250
7.13%, 06/15/26 .................. 1,016 934,720
7.88%, 04/15/27 .................. 520 484,416
6.00%, 02/15/28 .................. 362 313,130
7.45%, 05/01/34 .................. 100 95,000
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
. 600 529,500
Rolls-Royce plc, 5.75%, 10/15/27
(b)
....... 829 799,015
Spirit AeroSystems, Inc.
(b)
5.50%, 01/15/25 .................. 22 21,780
7.50%, 04/15/25 .................. 48 48,600
TransDigm, Inc.
8.00%, 12/15/25
(b)
................. 1,610 1,675,720
6.25%, 03/15/26
(b)
................. 3,469 3,451,655
6.38%, 06/15/26 .................. 46 45,423
7.50%, 03/15/27 .................. 69 69,518
4.63%, 01/15/29 .................. 302 262,794
4.88%, 05/01/29 .................. 246 215,557
Triumph Group, Inc., 8.88%, 06/01/24
(b)
.... 580 600,196
Wesco Aircraft Holdings, Inc., 9.00%, 11/15/26
(b)
84 52,174
9,911,003
Airlines — 0.5%
Air Canada, 3.88%, 08/15/26
(b)
.......... 412 380,966
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................. 649 746,350
5.50%, 04/20/26 .................. 388 384,119
5.75%, 04/20/29 .................. 1,203 1,159,470
Avianca Midco 2 Ltd., 9.00%, 12/01/28
(b)
.... 254 241,607
Azul Investments LLP
5.88%, 10/26/24
(d)
................. 200 178,225
7.25%, 06/15/26
(b)
................. 200 170,725
Delta Air Lines, Inc., 7.00%, 05/01/25
(b)
..... 39 41,746
Gol Finance SA
(b)
7.00%, 01/31/25 .................. 412 353,625
8.00%, 06/30/26 .................. 218 190,586
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
................ 191 186,253
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
651 664,007
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
21 22,426
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 . 33 32,083
Series 2020-1, Class A, 5.88%, 10/15/27 . 360 367,391

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Airlines (continued)
United Airlines, Inc.
(b)
4.38%, 04/15/26 .................. USD 352 $ 339,856
4.63%, 04/15/29 .................. 741 679,867
6,139,302
Auto Components — 0.5%
Adient US LLC, 9.00%, 04/15/25
(b)
....... 101 105,040
Clarios Global LP
(b)
6.75%, 05/15/25 .................. 288 293,760
6.25%, 05/15/26 .................. 1,424 1,438,240
8.50%, 05/15/27 .................. 2,376 2,374,527
Dealer Tire LLC, 8.00%, 02/01/28
(b)
....... 419 409,883
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(b)
..................... 91 74,620
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 .................. 121 126,882
5.00%, 07/15/29 .................. 108 96,304
5.25%, 07/15/31 .................. 133 114,712
5.63%, 04/30/33 .................. 381 328,163
Icahn Enterprises LP
6.25%, 05/15/26 .................. 268 265,700
5.25%, 05/15/27 .................. 894 835,148
4.38%, 02/01/29 .................. 115 99,214
Patrick Industries, Inc., 4.75%, 05/01/29
(b)
... 52 44,590
Tenneco, Inc., 7.88%, 01/15/29
(b)
........ 34 34,350
6,641,133
Automobiles — 0.0%
Ford Motor Co.
4.75%, 01/15/43 .................. 41 33,005
5.29%, 12/08/46 .................. 100 86,000
Thor Industries, Inc., 4.00%, 10/15/29
(b)
.... 138 116,625
TML Holdings Pte. Ltd., 4.35%, 06/09/26
(d)
.. 300 274,125
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
90 89,325
599,080
Banks — 2.1%
Banco Bilbao Vizcaya Argentaria SA, (USD
Swap Semi 5 Year + 3.87%), 6.13%
(a)(g)
... 1,800 1,671,750
Banco Davivienda SA, (US Treasury Yield
Curve Rate T Note Constant Maturity 10 Year
+ 5.10%), 6.65%
(a)(b)(g)
.............. 200 178,600
Banco GNB Sudameris SA, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 6.66%), 7.50%, 04/16/31
(a)(b)
........ 150 137,184
Banco Mercantil del Norte SA, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.64%), 5.88%
(a)(b)(g)
.......... 217 192,560
Bangkok Bank PCL, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
1.90%), 3.73%, 09/25/34
(a)(d)
.......... 612 553,707
Bank Leumi Le-Israel BM, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.63%), 3.28%, 01/29/31
(a)(b)(d)
....... 609 555,104
Bank of Communications Hong Kong Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.53%), 3.73%
(a)(d)(g)
.... 250 246,250
Bank of East Asia Ltd. (The), (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.53%), 5.83%
(a)(d)(g)
.......... 500 498,750
Barclays plc
(a)(g)
(USD Swap Semi 5 Year + 4.84%), 7.75% 625 630,469
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13% ....................... 1,300 1,274,806
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%),
4.38% ....................... USD 600 $ 500,250
BNP Paribas SA
(a)(b)(g)
(USD Swap Semi 5 Year + 3.98%), 7.00% 406 418,180
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%),
4.63% ....................... 2,000 1,684,900
Burgan Bank SAK, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.01%), 5.75%
(a)(d)(g)
............... 200 191,100
Chong Hing Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.86%), 5.70%
(a)(d)(g)
.............. 250 249,813
Credit Agricole SA
(a)(b)(g)
(USD Swap Semi 5 Year + 6.19%), 8.13% 1,825 1,961,875
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%),
4.75% ....................... 1,620 1,395,225
Danske Bank A/S, (US Treasury Yield Curve
Rate T Note Constant Maturity 7 Year +
4.13%), 7.00%
(a)(d)(g)
............... 1,805 1,792,358
Emirates NBD Bank PJSC, (CMTUSD6Y +
3.66%), 6.13%
(a)(d)(g)
............... 200 200,750
Grupo Aval Ltd., 4.38%, 02/04/30
(b)
....... 448 378,974
HDFC Bank Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.93%), 3.70%
(a)(d)(g)
............... 300 274,500
HSBC Holdings plc
(a)(g)
(USD Swap Rate 5 Year + 4.37%), 6.38% . 718 721,073
(USD Swap Rate 5 Year + 3.75%), 6.00% . 487 467,520
ING Groep NV, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.86%),
3.88%
(a)(g)
..................... 1,300 1,053,000
Intercorp Peru Ltd., 3.88%, 08/15/29
(b)
..... 317 281,397
Itau Unibanco Holding SA, 5.13%, 05/13/23
(b)
. 200 203,325
JPMorgan Chase & Co., Series W, (LIBOR
USD 3 Month + 1.00%), 1.51%, 05/15/47
(a)
. 1,492 1,241,926
Kasikornbank PCL, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.94%), 5.28%
(a)(d)(g)
............... 624 608,790
Lloyds Banking Group plc
(a)(g)
(USD Swap Semi 5 Year + 4.50%), 7.50% 380 390,488
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.75% ....................... 485 488,492
NBK Tier 1 Ltd., (CMTUSD6Y + 2.88%),
3.63%
(a)(b)(g)
.................... 697 633,965
Nordea Bank Abp
(a)(b)(g)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63% ....................... 1,075 1,088,437
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%),
3.75% ....................... 560 457,800
Societe Generale SA
(a)(b)(g)
(USD Swap Rate 5 Year + 5.87%), 8.00% . 1,775 1,850,082
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.51%),
5.38% ....................... 1,350 1,185,300
Standard Chartered plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.14%), 4.30%
(a)(b)(g)
.............. 850 703,375
TMBThanachart Bank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.26%), 4.90%
(a)(d)(g)
.............. 400 382,825

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
UniCredit SpA, (USD Swap Semi 5 Year +
5.18%), 8.00%
(a)(d)(g)
............... USD 1,815 $ 1,828,667
28,573,567
Beverages — 0.0%
Triton Water Holdings, Inc., 6.25%, 04/01/29
(b)
44 36,421
Building Products — 0.1%
(b)
Advanced Drainage Systems, Inc., 5.00%,
09/30/27 ...................... 99 95,659
Cornerstone Building Brands, Inc., 6.13%,
01/15/29 ...................... 422 351,125
CP Atlas Buyer, Inc., 7.00%, 12/01/28 ..... 181 151,135
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28 .................. 66 60,327
9.75%, 07/15/28 .................. 73 71,722
SRM Escrow Issuer LLC, 6.00%, 11/01/28 ... 825 792,000
Standard Industries, Inc., 4.38%, 07/15/30 .. 170 141,755
Summit Materials LLC, 5.25%, 01/15/29 .... 128 120,000
1,783,723
Capital Markets — 0.6%
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(b)
73 67,981
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................ 165 148,088
Credit Suisse Group AG
(a)(b)(g)
(USD Swap Semi 5 Year + 3.46%), 6.25% 403 390,809
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.38% ....................... 600 564,834
Deutsche Bank AG, Series 2020, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.52%), 6.00%
(a)(g)
........... 1,800 1,674,000
Goldman Sachs Group, Inc. (The), Series
U, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%), 3.65%
(a)(g)
850 737,375
Huarong Finance 2017 Co. Ltd., 4.75%,
04/27/27
(d)
..................... 200 189,000
Huarong Finance 2019 Co. Ltd., 3.63%,
09/30/30
(d)
..................... 370 298,775
MSCI, Inc., 3.63%, 09/01/30
(b)
.......... 49 43,213
OWL Rock Core Income Corp., 5.50%,
03/21/25
(b)
..................... 159 157,215
State Street Corp., (LIBOR USD 3 Month +
1.00%), 1.83%, 06/15/47
(a)
........... 2,875 2,475,563
UBS Group AG
(a)(g)
(USD Swap Semi 5 Year + 4.34%), 7.00%
(b)
351 356,704
(USD Swap Semi 5 Year + 4.87%), 7.00%
(d)
677 689,727
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%),
4.38%
(b)
...................... 430 358,921
8,152,205
Chemicals — 0.6%
Alpek SAB de CV, 3.25%, 02/25/31
(b)
...... 379 320,208
Axalta Coating Systems LLC, 3.38%,
02/15/29
(b)
..................... 364 314,944
Braskem Idesa SAPI, 6.99%, 02/20/32
(b)
.... 450 400,500
Braskem Netherlands Finance BV, (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 8.22%), 8.50%, 01/23/81
(a)
(b)
.......................... 346 355,913
Chemours Co. (The), 5.75%, 11/15/28
(b)
.... 71 66,563
Cydsa SAB de CV, 6.25%, 10/04/27
(b)
..... 448 422,744
Diamond BC BV, 4.63%, 10/01/29
(b)
....... 459 394,846
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 651 581,831
Equate Petrochemical BV, 2.63%, 04/28/28
(b)
. 200 182,000
EverArc Escrow SARL, 5.00%, 10/30/29
(b)
... 450 394,569
Security
Par (000)
Par (000) Value
Chemicals (continued)
Gates Global LLC, 6.25%, 01/15/26
(b)
...... USD 161 $ 156,975
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
..................... 151 152,321
HB Fuller Co., 4.25%, 10/15/28 ......... 61 54,600
Herens Holdco SARL, 4.75%, 05/15/28
(b)
... 600 526,500
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
.... 493 468,350
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(a)(b)
. 188 184,005
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
... 93 80,910
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
65 60,692
Pearl Holding II Ltd., 6.00%,
(a)(d)(g)
........ 95 2,856
Pearl Holding III Ltd., 9.00%, 10/22/25
(d)
.... 76 27,170
Sasol Financing USA LLC
4.38%, 09/18/26 .................. 200 186,000
6.50%, 09/27/28 .................. 255 250,538
5.50%, 03/18/31 .................. 270 241,650
SCIH Salt Holdings, Inc., 6.63%, 05/01/29
(b)
.. 120 95,719
SCIL IV LLC, 5.38%, 11/01/26
(b)
......... 200 182,500
UPL Corp. Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.87%),
5.25%
(a)(d)(g)
.................... 210 194,355
WR Grace Holdings LLC, 5.63%, 08/15/29
(b)
. 2,101 1,789,842
8,089,101
Commercial Services & Supplies — 0.9%
Allied Universal Holdco LLC
(b)
6.63%, 07/15/26 .................. 2,601 2,513,710
9.75%, 07/15/27 .................. 1,538 1,492,775
4.63%, 06/01/28 .................. 979 862,455
6.00%, 06/01/29 .................. 1,115 922,663
APi Escrow Corp., 4.75%, 10/15/29
(b)
...... 82 73,800
APi Group DE, Inc., 4.13%, 07/15/29
(b)
..... 108 96,393
APX Group, Inc.
(b)
6.75%, 02/15/27 .................. 630 624,487
5.75%, 07/15/29 .................. 334 273,663
Aramark Services, Inc., 6.38%, 05/01/25
(b)
... 160 162,939
Covanta Holding Corp.
4.88%, 12/01/29
(b)
................. 165 150,117
5.00%, 09/01/30 .................. 64 57,760
Garda World Security Corp., 9.50%, 11/01/27
(b)
410 402,825
GFL Environmental, Inc.
(b)
5.13%, 12/15/26 .................. 264 259,486
4.00%, 08/01/28 .................. 282 248,160
4.75%, 06/15/29 .................. 249 225,967
4.38%, 08/15/29 .................. 88 78,074
IAA, Inc., 5.50%, 06/15/27
(b)
........... 245 239,487
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
..................... 68 63,815
Madison IAQ LLC
(b)
4.13%, 06/30/28 .................. 80 70,200
5.88%, 06/30/29 .................. 730 594,950
Nielsen Finance LLC
(b)
5.63%, 10/01/28 .................. 572 554,285
5.88%, 10/01/30 .................. 829 795,044
Prime Security Services Borrower LLC
(b)
5.75%, 04/15/26 .................. 138 132,308
6.25%, 01/15/28 .................. 1,052 942,960
Tuspark Forward Ltd., 7.95%, 05/13/24
(d)
... 380 114,000
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... 811 721,466
12,673,789
Communications Equipment — 0.3%
Avaya, Inc., 6.13%, 09/15/28
(b)
.......... 1,689 1,566,975
Ciena Corp., 4.00%, 01/31/30
(b)
......... 97 88,452
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
..................... 391 342,125

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Communications Equipment (continued)
CommScope, Inc.
(b)
6.00%, 03/01/26 .................. USD 429 $ 404,633
8.25%, 03/01/27 .................. 204 173,400
7.13%, 07/01/28 .................. 322 256,795
4.75%, 09/01/29 .................. 333 278,418
Nokia OYJ, 6.63%, 05/15/39 ........... 98 113,161
Viasat, Inc.
(b)
5.63%, 09/15/25 .................. 225 206,438
6.50%, 07/15/28 .................. 227 196,071
3,626,468
Construction & Engineering — 0.2%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
..................... 205 198,209
Arcosa, Inc., 4.38%, 04/15/29
(b)
......... 308 281,016
Bioceanico Sovereign Certificate Ltd., 2.58%,
06/05/34
(d)(h)
.................... 370 247,627
Brand Industrial Services, Inc., 8.50%,
07/15/25
(b)
..................... 453 404,302
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
... 79 72,088
GMR Hyderabad International Airport Ltd.,
4.75%, 02/02/26
(d)
................ 240 230,295
HTA Group Ltd., 7.00%, 12/18/25
(b)
....... 405 397,482
MasTec, Inc., 4.50%, 08/15/28
(b)
......... 79 75,748
Mexico City Airport Trust, 5.50%, 07/31/47
(d)
. 270 215,325
Stoneway Capital Corp.
(c)(i)
10.00%, 03/01/27
(b)
................ 752 203,378
10.00%, 03/01/27
(d)
................ 267 72,105
2,397,575
Construction Materials — 0.0%
Cemex SAB de CV, 5.45%, 11/19/29
(d)
..... 270 258,673
Consumer Finance — 0.5%
American Express Co., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.85%), 3.55%
(a)(g)
............... 2,115 1,821,755
ASG Finance DAC., 7.88%, 12/03/24
(b)
..... 262 250,865
Capital One Financial Corp., Series M, (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.16%), 3.95%
(a)(g)
..... 1,250 1,084,375
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(b)
..................... 61 54,900
Ford Motor Credit Co. LLC
5.13%, 06/16/25 .................. 319 318,203
4.13%, 08/04/25 .................. 418 401,280
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(j)
....... 231 199,120
King Talent Management Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.52%), 5.60%
(a)(d)(g)
.......... 200 188,287
Manappuram Finance Ltd., 5.90%, 01/13/23
(d)
292 291,547
Muthoot Finance Ltd.
6.13%, 10/31/22
(b)
................. 668 668,752
4.40%, 09/02/23
(d)
................. 212 209,604
Navient Corp.
6.13%, 03/25/24 .................. 66 66,371
5.50%, 03/15/29 .................. 223 196,091
OneMain Finance Corp.
6.88%, 03/15/25 .................. 362 363,810
8.88%, 06/01/25 .................. 42 44,079
7.13%, 03/15/26 .................. 110 111,375
6.63%, 01/15/28 .................. 290 286,430
5.38%, 11/15/29 .................. 48 43,080
4.00%, 09/15/30 .................. 100 81,867
Shriram Transport Finance Co. Ltd., 5.10%,
07/16/23
(d)
..................... 624 609,180
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
VistaJet Malta Finance plc, 6.38%, 02/01/30
(b)
USD 122 $ 106,467
7,397,438
Containers & Packaging — 0.6%
ARD Finance SA, 6.50%, 06/30/27
(b)
...... 732 615,140
Ardagh Metal Packaging Finance USA LLC,
4.00%, 09/01/29
(b)
................ 1,625 1,392,674
Ardagh Packaging Finance plc, 5.25%,
08/15/27
(b)
..................... 871 747,971
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 .................. 364 363,090
8.75%, 04/15/30 .................. 298 272,354
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 16 17,000
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
15 13,525
Intertape Polymer Group, Inc., 4.38%,
06/15/29
(b)
..................... 110 113,177
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
.... 260 207,350
LABL, Inc., 5.88%, 11/01/28
(b)
.......... 219 200,234
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
................ 583 569,154
Trivium Packaging Finance BV
(b)
5.50%, 08/15/26
(k)
................. 889 858,996
8.50%, 08/15/27 .................. 2,467 2,436,163
7,806,828
Distributors — 0.0%
BCPE Empire Holdings, Inc., 7.63%, 05/01/27
(b)
90 84,351
Diversified Consumer Services — 0.2%
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
... 176 153,120
Service Corp. International, 3.38%, 08/15/30 . 42 36,120
Sotheby's
(b)
7.38%, 10/15/27 .................. 1,515 1,493,866
5.88%, 06/01/29 .................. 600 563,555
2,246,661
Diversified Financial Services — 0.3%
(b)
Jefferies Finance LLC, 5.00%, 08/15/28 .... 267 242,973
MPH Acquisition Holdings LLC, 5.50%,
09/01/28 ...................... 177 163,946
Operadora de Servicios Mega SA de CV Sofom
ER, 8.25%, 02/11/25 .............. 782 492,660
Sabre GLBL, Inc.
9.25%, 04/15/25 .................. 589 628,186
7.38%, 09/01/25 .................. 161 162,843
Shift4 Payments LLC, 4.63%, 11/01/26 ..... 125 119,687
Verscend Escrow Corp., 9.75%, 08/15/26 ... 2,491 2,565,730
4,376,025
Diversified Telecommunication Services — 1.6%
Altice France Holding SA
(b)
10.50%, 05/15/27 ................. 3,062 3,104,103
6.00%, 02/15/28 .................. 727 600,378
Altice France SA
(b)
8.13%, 02/01/27 .................. 226 227,695
5.13%, 01/15/29 .................. 447 379,317
5.13%, 07/15/29 .................. 705 596,825
5.50%, 10/15/29 .................. 390 331,500
CCO Holdings LLC
4.75%, 03/01/30
(b)
................. 182 162,662
4.50%, 08/15/30
(b)
................. 454 396,115
4.25%, 02/01/31
(b)
................. 341 287,395
4.75%, 02/01/32
(b)
................. 235 201,943
4.50%, 05/01/32 .................. 337 283,469
4.50%, 06/01/33
(b)
................. 254 207,803
4.25%, 01/15/34
(b)
................. 1,089 865,755
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
..................... 911 793,793

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Frontier Communications Corp.
(b)
5.88%, 10/15/27 .................. USD 345 $ 330,338
5.00%, 05/01/28 .................. 1,096 1,000,149
6.75%, 05/01/29 .................. 486 437,935
Frontier Communications Holdings LLC, 6.00%,
01/15/30
(b)
..................... 438 381,099
IHS Holding Ltd., 6.25%, 11/29/28
(b)
....... 370 347,800
Iliad Holding SASU
(b)
6.50%, 10/15/26 .................. 1,303 1,252,457
7.00%, 10/15/28 .................. 244 230,580
Level 3 Financing, Inc.
(b)
4.25%, 07/01/28 .................. 28 23,660
3.63%, 01/15/29 .................. 312 253,207
Liquid Telecommunications Financing plc,
5.50%, 09/04/26
(b)
................ 400 383,000
Lumen Technologies, Inc.
5.13%, 12/15/26
(b)
................. 404 363,600
4.00%, 02/15/27
(b)
................. 57 50,689
4.50%, 01/15/29
(b)
................. 418 330,283
5.38%, 06/15/29
(b)
................. 386 314,324
Series U, 7.65%, 03/15/42 ........... 371 332,082
Network i2i Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.27%),
5.65%
(a)(d)(g)
.................... 464 457,852
Oi SA, 10.00%, (10.00% Cash or 4.00% PIK),
07/27/25
(j)
..................... 262 208,912
Sable International Finance Ltd., 5.75%,
09/07/27
(d)
..................... 673 662,696
Sprint Capital Corp.
6.88%, 11/15/28 .................. 441 484,037
8.75%, 03/15/32 .................. 613 779,016
Switch Ltd., 4.13%, 06/15/29
(b)
.......... 588 561,540
Telecom Italia Capital SA
6.38%, 11/15/33 .................. 45 39,319
6.00%, 09/30/34 .................. 991 847,570
7.20%, 07/18/36 .................. 21 18,943
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 .................. 1,773 1,542,510
6.13%, 03/01/28 .................. 2,245 1,880,188
21,952,539
Electric Utilities — 0.4%
Adani Electricity Mumbai Ltd., 3.95%,
02/12/30
(b)
..................... 200 171,288
Duke Energy Corp., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.32%), 3.25%, 01/15/82
(a)
........... 750 637,964
FEL Energy VI SARL, 5.75%, 12/01/40
(d)
.... 453 390,227
Genneia SA, 8.75%, 09/02/27
(b)
......... 261 252,338
Greenko Wind Projects Mauritius Ltd., 5.50%,
04/06/25
(d)
..................... 300 292,797
Huachen Energy Co. Ltd., 6.63%, 05/18/20
(c)(d)(i)
200 103,537
Inkia Energy Ltd., 5.88%, 11/09/27
(d)
...... 258 242,649
Mong Duong Finance Holdings BV, 5.13%,
05/07/29
(d)
..................... 324 289,170
NextEra Energy Capital Holdings, Inc., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.55%), 3.80%, 03/15/82
(a)
1,480 1,287,782
Oryx Funding Ltd., 5.80%, 02/03/31
(b)
...... 200 197,663
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 265 247,775
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(b)
..................... 710 674,633
Vistra Operations Co. LLC, 4.38%, 05/01/29
(b)
187 169,699
4,957,522
Security
Par (000)
Par (000) Value
Electrical Equipment — 0.1%
Vertiv Group Corp., 4.13%, 11/15/28
(b)
..... USD 780 $ 679,575
Electronic Equipment, Instruments & Components — 0.0%
II-VI, Inc., 5.00%, 12/15/29
(b)
........... 426 399,375
Energy Equipment & Services — 0.3%
Archrock Partners LP
(b)
6.88%, 04/01/27 .................. 498 498,747
6.25%, 04/01/28 .................. 536 519,920
ChampionX Corp., 6.38%, 05/01/26 ....... 52 52,433
Hilong Holding Ltd., 9.75%, 11/18/24
(d)
..... 207 128,340
Nabors Industries Ltd.
(b)
7.25%, 01/15/26 .................. 68 66,456
7.50%, 01/15/28 .................. 138 132,135
Nabors Industries, Inc., 7.38%, 05/15/27
(b)
... 180 183,636
Tervita Corp., 11.00%, 12/01/25
(b)
........ 60 66,900
Transocean, Inc., 11.50%, 01/30/27
(b)
...... 86 85,548
USA Compression Partners LP
6.88%, 04/01/26 .................. 1,034 1,013,320
6.88%, 09/01/27 .................. 1,166 1,139,543
Weatherford International Ltd.
(b)
6.50%, 09/15/28 .................. 11 11,110
8.63%, 04/30/30 .................. 207 204,901
4,102,989
Entertainment — 0.2%
(b)
AMC Entertainment Holdings, Inc.
10.00%, 06/15/26 ................. 270 226,441
7.50%, 02/15/29 .................. 430 393,450
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ...................... 663 587,743
Live Nation Entertainment, Inc.
4.88%, 11/01/24 .................. 19 18,761
6.50%, 05/15/27 .................. 904 937,719
4.75%, 10/15/27 .................. 516 484,782
Playtika Holding Corp., 4.25%, 03/15/29 .... 462 416,244
WMG Acquisition Corp., 3.88%, 07/15/30 ... 84 75,180
3,140,320
Equity Real Estate Investment Trusts (REITs) — 0.4%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
..................... 145 131,284
CTR Partnership LP, 3.88%, 06/30/28
(b)
.... 134 121,270
Diversified Healthcare Trust, 9.75%, 06/15/25 114 119,415
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
.... 128 117,572
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
....... 236 207,958
Iron Mountain, Inc.
(b)
5.25%, 07/15/30 .................. 451 413,359
5.63%, 07/15/32 .................. 653 590,456
LMIRT Capital Pte. Ltd., 7.25%, 06/19/24
(d)
.. 450 441,000
MGM Growth Properties Operating Partnership
LP, 4.63%, 06/15/25
(b)
.............. 16 15,920
RHP Hotel Properties LP
4.75%, 10/15/27 .................. 600 559,476
4.50%, 02/15/29
(b)
................. 515 465,287
RLJ Lodging Trust LP, 4.00%, 09/15/29
(b)
... 80 71,418
Service Properties Trust
4.35%, 10/01/24 .................. 26 24,088
7.50%, 09/15/25 .................. 249 248,534
5.50%, 12/15/27 .................. 78 70,980
Trust Fibra Uno, 5.25%, 01/30/26
(b)
....... 200 199,288
Uniti Group LP
(b)
7.88%, 02/15/25 .................. 89 90,558
4.75%, 04/15/28 .................. 489 436,432
6.50%, 02/15/29 .................. 713 615,255
6.00%, 01/15/30 .................. 170 141,771

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
VICI Properties LP, 4.13%, 08/15/30
(b)
..... USD 87 $ 78,158
5,159,479
Food & Staples Retailing — 0.1%
(b)
Albertsons Cos., Inc.
5.88%, 02/15/28 .................. 467 453,574
4.88%, 02/15/30 .................. 10 9,051
Performance Food Group, Inc., 4.25%,
08/01/29 ...................... 277 246,178
United Natural Foods, Inc., 6.75%, 10/15/28 . 55 55,040
US Foods, Inc.
6.25%, 04/15/25 .................. 64 65,748
4.75%, 02/15/29 .................. 202 186,587
1,016,178
Food Products — 0.2%
BRF SA, 4.88%, 01/24/30
(d)
............ 296 262,848
Chobani LLC, 7.50%, 04/15/25
(b)
........ 1,154 1,081,910
Frigorifico Concepcion SA, 7.70%, 07/21/28
(b)
200 172,850
Grupo Bimbo SAB de CV, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.28%), 5.95%
(a)(b)(g)
.............. 200 200,125
Health & Happiness H&H International Holdings
Ltd., 5.63%, 10/24/24
(d)
............. 472 439,933
Hershey Co., 8.93%, 07/29/22 .......... 6 13,387
Kraft Heinz Foods Co.
4.88%, 10/01/49 .................. 126 117,310
5.50%, 06/01/50 .................. 424 426,956
Lamb Weston Holdings, Inc., 4.38%, 01/31/32
(b)
131 117,017
Post Holdings, Inc.
(b)
5.50%, 12/15/29 .................. 34 30,940
4.63%, 04/15/30 .................. 41 35,055
4.50%, 09/15/31 .................. 83 69,023
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
... 205 184,986
3,152,340
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
..................... 79 71,839
Health Care Equipment & Supplies — 0.3%
(b)
Avantor Funding, Inc.
4.63%, 07/15/28 .................. 454 431,886
3.88%, 11/01/29 .................. 293 262,888
Embecta Corp.
5.00%, 02/15/30 .................. 94 84,835
6.75%, 02/15/30 .................. 142 137,740
Mozart Debt Merger Sub, Inc., 5.25%, 10/01/29 1,610 1,400,700
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 .................. 222 225,885
7.25%, 02/01/28 .................. 1,613 1,629,130
4,173,064
Health Care Providers & Services — 0.7%
Acadia Healthcare Co., Inc.
(b)
5.50%, 07/01/28 .................. 74 72,066
5.00%, 04/15/29 .................. 27 25,582
AdaptHealth LLC
(b)
6.13%, 08/01/28 .................. 47 44,415
5.13%, 03/01/30 .................. 41 35,260
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
. 365 329,412
Akumin Escrow, Inc., 7.50%, 08/01/28
(b)
.... 38 30,163
Akumin, Inc., 7.00%, 11/01/25
(b)
......... 45 37,913
Cano Health LLC, 6.25%, 10/01/28
(b)
...... 119 109,778
Community Health Systems, Inc.
(b)
8.00%, 03/15/26 .................. 1,247 1,289,149
5.63%, 03/15/27 .................. 270 257,375
6.00%, 01/15/29 .................. 481 454,636
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
6.88%, 04/15/29 .................. USD 375 $ 328,883
6.13%, 04/01/30 .................. 361 296,922
Encompass Health Corp.
4.50%, 02/01/28 .................. 23 21,264
4.75%, 02/01/30 .................. 31 28,016
HealthEquity, Inc., 4.50%, 10/01/29
(b)
...... 326 297,883
Legacy LifePoint Health LLC
(b)
6.75%, 04/15/25 .................. 207 211,140
4.38%, 02/15/27 .................. 102 94,350
LifePoint Health, Inc., 5.38%, 01/15/29
(b)
.... 242 206,910
ModivCare Escrow Issuer, Inc., 5.00%,
10/01/29
(b)
..................... 82 71,750
ModivCare, Inc., 5.88%, 11/15/25
(b)
....... 55 53,900
Option Care Health, Inc., 4.38%, 10/31/29
(b)
.. 220 197,773
Owens & Minor, Inc., 6.63%, 04/01/30
(b)
.... 132 129,213
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
..................... 424 425,060
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
................ 56 57,544
Surgery Center Holdings, Inc.
(b)
6.75%, 07/01/25 .................. 1,949 1,912,456
10.00%, 04/15/27 ................. 224 234,080
Tenet Healthcare Corp.
(b)
4.88%, 01/01/26 .................. 817 799,986
5.13%, 11/01/27 .................. 812 788,424
4.63%, 06/15/28 .................. 48 45,240
6.13%, 10/01/28 .................. 399 383,020
4.25%, 06/01/29 .................. 53 47,885
Vizient, Inc., 6.25%, 05/15/27
(b)
......... 72 74,340
9,391,788
Hotels, Restaurants & Leisure — 1.4%
1011778 BC ULC, 4.38%, 01/15/28
(b)
...... 10 9,125
Affinity Gaming, 6.88%, 12/15/27
(b)
....... 100 93,664
Boyd Gaming Corp.
8.63%, 06/01/25
(b)
................. 62 64,634
4.75%, 12/01/27 .................. 117 110,581
4.75%, 06/15/31
(b)
................. 405 366,242
Boyne USA, Inc., 4.75%, 05/15/29
(b)
...... 242 224,455
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 .................. 1,045 1,056,359
8.13%, 07/01/27 .................. 1,338 1,398,210
4.63%, 10/15/29 .................. 945 810,338
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
..................... 502 512,668
Carnival Corp.
(b)
10.50%, 02/01/26 ................. 340 374,000
5.75%, 03/01/27 .................. 949 859,334
9.88%, 08/01/27 .................. 349 376,133
4.00%, 08/01/28 .................. 1,550 1,395,217
6.00%, 05/01/29 .................. 540 484,650
CCM Merger, Inc., 6.38%, 05/01/26
(b)
...... 105 104,738
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(b)
.. 520 501,233
Cedar Fair LP
5.50%, 05/01/25
(b)
................. 471 473,355
6.50%, 10/01/28 .................. 139 139,347
Champion Path Holdings Ltd., 4.85%,
01/27/28
(d)
..................... 410 292,842
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 .................. 8 7,855
4.75%, 01/15/28 .................. 421 394,176
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 .................. 480 435,475
6.75%, 01/15/30 .................. 594 513,881
Fortune Star BVI Ltd.
(d)
6.75%, 07/02/23 .................. 600 586,987

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
5.05%, 01/27/27 .................. USD 450 $ 380,250
Hilton Domestic Operating Co., Inc., 4.88%,
01/15/30 ...................... 295 284,587
Life Time, Inc.
(b)
5.75%, 01/15/26 .................. 173 167,862
8.00%, 04/15/26 .................. 185 180,624
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
. 254 249,238
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
204 161,670
Melco Resorts Finance Ltd.
(d)
5.63%, 07/17/27 .................. 200 170,750
5.38%, 12/04/29 .................. 383 308,315
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
..................... 213 186,914
NCL Corp. Ltd.
(b)
5.88%, 03/15/26 .................. 208 192,152
7.75%, 02/15/29 .................. 102 98,940
NCL Finance Ltd., 6.13%, 03/15/28
(b)
...... 456 410,400
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(b)
..................... 172 188,559
Penn National Gaming, Inc., 4.13%, 07/01/29
(b)
60 50,625
Powdr Corp., 6.00%, 08/01/25
(b)
......... 133 134,663
Premier Entertainment Sub LLC
(b)
5.63%, 09/01/29 .................. 95 76,000
5.88%, 09/01/31 .................. 95 74,812
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
.. 146 138,390
Royal Caribbean Cruises Ltd.
(b)
10.88%, 06/01/23 ................. 75 78,469
9.13%, 06/15/23 .................. 110 113,557
11.50%, 06/01/25 ................. 126 136,987
5.50%, 08/31/26 .................. 87 81,066
5.38%, 07/15/27 .................. 288 264,656
5.50%, 04/01/28 .................. 606 552,975
Scientific Games International, Inc.
(b)
8.63%, 07/01/25 .................. 132 138,270
7.00%, 05/15/28 .................. 92 94,189
7.25%, 11/15/29 .................. 33 34,640
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
431 447,701
Station Casinos LLC
(b)
4.50%, 02/15/28 .................. 154 139,782
4.63%, 12/01/31 .................. 225 188,562
Studio City Finance Ltd., 6.00%, 07/15/25
(d)
.. 709 599,991
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
...... 79 80,778
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
..................... 191 168,558
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
..................... 59 54,990
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
... 155 142,549
Wynn Macau Ltd., 5.50%, 01/15/26
(d)
...... 531 459,315
Wynn Resorts Finance LLC
(b)
7.75%, 04/15/25 .................. 106 109,234
5.13%, 10/01/29 .................. 684 598,924
Yum! Brands, Inc., 5.35%, 11/01/43 ....... 115 105,225
19,630,668
Household Durables — 0.2%
Ashton Woods USA LLC
(b)
6.63%, 01/15/28 .................. 30 29,170
4.63%, 08/01/29 .................. 430 361,821
4.63%, 04/01/30 .................. 124 101,525
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 .................. 171 151,240
4.88%, 02/15/30 .................. 490 409,150
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
170 173,017
Controladora Mabe SA de CV, 5.60%,
10/23/28
(b)
..................... 537 548,848
Security
Par (000)
Par (000) Value
Household Durables (continued)
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
..................... USD 53 $ 50,213
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
..................... 130 129,383
Mattamy Group Corp.
(b)
5.25%, 12/15/27 .................. 74 69,190
4.63%, 03/01/30 .................. 174 148,045
New Home Co., Inc. (The), 7.25%, 10/15/25
(b)
43 40,635
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
170 173,162
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
. 283 218,617
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(b)
..................... 7 6,388
TRI Pointe Homes, Inc., 5.70%, 06/15/28 ... 37 35,456
2,645,860
Household Products — 0.0%
Central Garden & Pet Co.
4.13%, 10/15/30 .................. 5 4,322
4.13%, 04/30/31
(b)
................. 160 137,200
Energizer Holdings, Inc.
(b)
6.50%, 12/31/27 .................. 88 84,480
4.75%, 06/15/28 .................. 57 50,116
Spectrum Brands, Inc.
(b)
5.00%, 10/01/29 .................. 99 92,070
5.50%, 07/15/30 .................. 63 58,628
426,816
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.
(b)
5.25%, 06/01/26 .................. 41 40,487
5.13%, 03/15/28 .................. 864 784,836
4.63%, 02/01/29 .................. 44 38,454
5.00%, 02/01/31 .................. 160 136,437
1,000,214
Insurance — 0.9%
Acrisure LLC, 6.00%, 08/01/29
(b)
......... 189 165,139
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 .................. 282 260,441
6.75%, 10/15/27 .................. 3,312 3,131,927
5.88%, 11/01/29 .................. 982 915,715
Allianz SE
(a)(b)(g)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%),
3.50% ....................... 2,000 1,810,000
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%),
3.20% ....................... 1,000 812,200
Ambac Assurance Corp., 5.10%
(b)(g)
....... 4 3,564
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
.... 328 300,228
Asahi Mutual Life Insurance Co., (USD Swap
Semi 5 Year + 4.59%), 6.50%
(a)(d)(g)
...... 200 203,250
BroadStreet Partners, Inc., 5.88%, 04/15/29
(b)
48 41,640
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
.. 225 224,146
HUB International Ltd.
(b)
7.00%, 05/01/26 .................. 1,157 1,146,784
5.63%, 12/01/29 .................. 39 35,782
Liberty Mutual Group, Inc., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.32%), 4.13%, 12/15/51
(a)(b)
........ 850 771,375
NFP Corp.
(b)
4.88%, 08/15/28 .................. 997 907,270
6.88%, 08/15/28 .................. 1,620 1,439,451
Ryan Specialty Group LLC, 4.38%, 02/01/30
(b)
126 114,916
12,283,828

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Interactive Media & Services — 0.0%
(b)
Rackspace Technology Global, Inc., 5.38%,
12/01/28 ...................... USD 113 $ 92,064
Twitter, Inc.
3.88%, 12/15/27 .................. 45 44,114
5.00%, 03/01/30 .................. 196 200,171
336,349
Internet & Direct Marketing Retail — 0.0%
Match Group Holdings II LLC
(b)
4.63%, 06/01/28 .................. 100 93,217
3.63%, 10/01/31 .................. 89 74,039
167,256
IT Services — 0.2%
(b)
Acuris Finance US, Inc., 5.00%, 05/01/28 ... 331 302,865
Ahead DB Holdings LLC, 6.63%, 05/01/28 .. 96 84,480
Arches Buyer, Inc., 4.25%, 06/01/28 ...... 83 73,765
Booz Allen Hamilton, Inc., 4.00%, 07/01/29 .. 378 348,663
CA Magnum Holdings, 5.38%, 10/31/26 .... 512 491,520
Cablevision Lightpath LLC, 5.63%, 09/15/28 . 400 342,752
Endurance International Group Holdings, Inc.,
6.00%, 02/15/29 ................. 69 55,847
ION Trading Technologies SARL, 5.75%,
05/15/28 ...................... 200 187,250
Northwest Fiber LLC
4.75%, 04/30/27 .................. 233 211,955
6.00%, 02/15/28 .................. 438 366,475
10.75%, 06/01/28 ................. 58 59,450
Tempo Acquisition LLC, 5.75%, 06/01/25 ... 114 114,855
2,639,877
Leisure Products — 0.0%
Mattel, Inc.
6.20%, 10/01/40 .................. 108 112,050
5.45%, 11/01/41 .................. 249 249,934
361,984
Life Sciences Tools & Services — 0.0%
Syneos Health, Inc., 3.63%, 01/15/29
(b)
.... 49 43,348
Machinery — 0.3%
Clark Equipment Co., 5.88%, 06/01/25
(b)
.... 46 46,374
EnPro Industries, Inc., 5.75%, 10/15/26 .... 65 65,000
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
... 104 94,926
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(j)
.......... 105 107,625
Meritor, Inc., 4.50%, 12/15/28
(b)
......... 45 44,944
OT Merger Corp., 7.88%, 10/15/29
(b)
...... 94 79,900
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(b)
..................... 100 90,000
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
. 89 89,222
Terex Corp., 5.00%, 05/15/29
(b)
......... 255 234,330
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
.... 1,317 1,270,905
Titan International, Inc., 7.00%, 04/30/28 ... 55 53,900
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(b)
606 583,184
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
1,460 1,367,757
Wabash National Corp., 4.50%, 10/15/28
(b)
.. 180 150,660
4,278,727
Marine — 0.0%
Seaspan Corp., 5.50%, 08/01/29
(b)
....... 269 239,410
Media — 1.5%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(b)
..................... 67 60,886
Altice Financing SA
(b)
5.00%, 01/15/28 .................. 429 358,099
5.75%, 08/15/29 .................. 1,471 1,239,332
AMC Networks, Inc., 4.25%, 02/15/29 ..... 95 82,694
Security
Par (000)
Par (000) Value
Media (continued)
Block Communications, Inc., 4.88%, 03/01/28
(b)
USD 39 $ 36,465
Cable Onda SA, 4.50%, 01/30/30
(d)
....... 368 342,636
Cable One, Inc., 4.00%, 11/15/30
(b)
....... 80 68,641
Clear Channel International BV, 6.63%,
08/01/25
(b)
..................... 247 249,608
Clear Channel Outdoor Holdings, Inc.
(b)
5.13%, 08/15/27 .................. 1,931 1,814,561
7.75%, 04/15/28 .................. 802 755,885
7.50%, 06/01/29 .................. 1,168 1,102,241
CSC Holdings LLC
(b)
6.50%, 02/01/29 .................. 290 275,500
5.75%, 01/15/30 .................. 896 743,680
4.50%, 11/15/31 .................. 385 316,227
5.00%, 11/15/31 .................. 215 166,266
Directv Financing LLC, 5.88%, 08/15/27
(b)
... 626 589,222
DISH DBS Corp.
5.25%, 12/01/26
(b)
................. 1,742 1,599,417
5.75%, 12/01/28
(b)
................. 1,194 1,068,009
5.13%, 06/01/29 .................. 297 231,990
iHeartCommunications, Inc., 8.38%, 05/01/27 31 30,690
LCPR Senior Secured Financing DAC
(b)
6.75%, 10/15/27 .................. 878 872,535
5.13%, 07/15/29 .................. 791 720,051
Outfront Media Capital LLC
(b)
4.25%, 01/15/29 .................. 34 29,580
4.63%, 03/15/30 .................. 16 14,317
Paramount Global, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.00%), 6.38%, 03/30/62
(a)
........... 431 417,710
Radiate Holdco LLC
(b)
4.50%, 09/15/26 .................. 720 663,041
6.50%, 09/15/28 .................. 2,248 1,978,240
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
..................... 190 157,596
Sirius XM Radio, Inc.
(b)
4.00%, 07/15/28 .................. 264 238,590
3.88%, 09/01/31 .................. 687 580,178
Stagwell Global LLC, 5.63%, 08/15/29
(b)
.... 83 73,263
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(b)
. 689 673,422
Univision Communications, Inc.
(b)
5.13%, 02/15/25 .................. 574 563,955
6.63%, 06/01/27 .................. 365 365,913
UPC Broadband Finco BV, 4.88%, 07/15/31
(b)
. 369 324,259
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
................ 1,657 1,505,318
Ziggo Bond Co. BV, 5.13%, 02/28/30
(b)
..... 513 445,028
Ziggo BV, 4.88%, 01/15/30
(b)
........... 200 177,250
20,932,295
Metals & Mining — 0.7%
ABJA Investment Co. Pte. Ltd., 5.95%,
07/31/24
(d)
..................... 405 414,112
Allegheny Technologies, Inc.
4.88%, 10/01/29 .................. 83 75,522
5.13%, 10/01/31 .................. 93 84,006
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ...................... 200 177,000
Arconic Corp., 6.13%, 02/15/28
(b)
........ 295 285,781
Big River Steel LLC, 6.63%, 01/31/29
(b)
.... 1,544 1,578,740
Carpenter Technology Corp., 7.63%, 03/15/30 143 145,606
Commercial Metals Co., 4.38%, 03/15/32 ... 70 62,475
Constellium SE
(b)
5.88%, 02/15/26 .................. 663 656,476
5.63%, 06/15/28 .................. 250 239,375
3.75%, 04/15/29 .................. 436 377,066
ERO Copper Corp., 6.50%, 02/15/30
(b)
..... 118 105,883

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
FMG Resources August 2006 Pty. Ltd., 6.13%,
04/15/32
(b)
..................... USD 377 $ 374,178
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(b)
..................... 61 65,575
Kaiser Aluminum Corp.
(b)
4.63%, 03/01/28 .................. 133 122,028
4.50%, 06/01/31 .................. 218 188,025
Metalloinvest Finance DAC, 3.38%, 10/22/28
(b)
779 155,800
Metinvest BV, 8.50%, 04/23/26
(d)
......... 246 131,610
Mineral Resources Ltd.
(b)
8.00%, 11/01/27 .................. 118 117,558
8.50%, 05/01/30 .................. 96 94,800
New Gold, Inc.
(b)
6.38%, 05/15/25 .................. 94 95,635
7.50%, 07/15/27 .................. 731 735,569
Nexa Resources SA, 5.38%, 05/04/27
(b)
.... 262 251,520
Novelis Corp.
(b)
4.75%, 01/30/30 .................. 981 902,255
3.88%, 08/15/31 .................. 860 737,450
Periama Holdings LLC, 5.95%, 04/19/26
(d)
... 365 358,613
United States Steel Corp., 6.88%, 03/01/29 .. 305 310,286
Vedanta Resources Finance II plc
13.88%, 01/21/24
(d)
................ 484 504,963
8.95%, 03/11/25
(d)
................. 200 190,500
8.95%, 03/11/25
(b)
................. 282 268,605
9,807,012
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 4.38%,
01/15/27
(b)
..................... 72 67,168
Multiline Retail — 0.0%
(b)
Macy's Retail Holdings LLC
5.88%, 03/15/30 .................. 36 33,781
6.13%, 03/15/32 .................. 36 33,300
NMG Holding Co., Inc., 7.13%, 04/01/26 .... 418 414,961
482,042
Multi-Utilities — 0.1%
Dominion Energy, Inc., Series C, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.20%), 4.35%
(a)(g)
........... 790 721,507
Oil, Gas & Consumable Fuels — 2.2%
Adani Green Energy UP Ltd., 6.25%, 12/10/24
(d)
200 202,038
Aethon United BR LP, 8.25%, 02/15/26
(b)
.... 396 408,090
Antero Midstream Partners LP
(b)
5.75%, 03/01/27 .................. 132 128,533
5.75%, 01/15/28 .................. 33 32,086
5.38%, 06/15/29 .................. 169 158,407
Antero Resources Corp.
(b)
7.63%, 02/01/29 .................. 85 90,066
5.38%, 03/01/30 .................. 60 58,625
Apache Corp.
4.25%, 01/15/30 .................. 193 179,309
5.10%, 09/01/40 .................. 265 239,825
5.25%, 02/01/42 .................. 45 41,400
5.35%, 07/01/49 .................. 36 31,590
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 .................. 421 585,757
5.88%, 06/30/29 .................. 372 360,063
Azure Power Energy Ltd., 3.58%, 08/19/26
(b)
. 193 171,539
Bonanza Creek Energy, Inc., 5.00%, 10/15/26
(b)
72 68,400
BP Capital Markets plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 4.40%), 4.88%
(a)(g)
............... 1,175 1,126,473
Buckeye Partners LP
4.13%, 03/01/25
(b)
................. 7 6,711
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.85%, 11/15/43 .................. USD 93 $ 74,167
5.60%, 10/15/44 .................. 117 93,893
Callon Petroleum Co.
6.13%, 10/01/24 .................. 77 76,019
9.00%, 04/01/25
(b)
................. 539 571,340
6.38%, 07/01/26 .................. 65 62,725
8.00%, 08/01/28
(b)
................. 604 624,729
Centennial Resource Production LLC, 6.88%,
04/01/27
(b)
..................... 208 207,593
Chesapeake Energy Corp.
(b)
5.88%, 02/01/29 .................. 21 20,763
6.75%, 04/15/29 .................. 525 528,281
Citgo Holding, Inc., 9.25%, 08/01/24
(b)
..... 226 224,588
CITGO Petroleum Corp.
(b)
7.00%, 06/15/25 .................. 171 169,825
6.38%, 06/15/26 .................. 392 389,570
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
76 69,920
CNX Resources Corp., 6.00%, 01/15/29
(b)
... 59 58,208
Colgate Energy Partners III LLC
(b)
7.75%, 02/15/26 .................. 91 95,323
5.88%, 07/01/29 .................. 399 397,005
Comstock Resources, Inc.
(b)
7.50%, 05/15/25 .................. 99 101,029
6.75%, 03/01/29 .................. 475 480,311
5.88%, 01/15/30 .................. 417 401,283
Continuum Energy Levanter Pte. Ltd.
4.50%, 02/09/27
(d)
................. 217 197,447
4.50%, 02/09/27
(b)
................. 419 381,432
CQP Holdco LP, 5.50%, 06/15/31
(b)
....... 801 738,762
Crescent Energy Finance LLC, 7.25%,
05/01/26
(b)
..................... 545 536,825
Crestwood Midstream Partners LP
(b)
5.63%, 05/01/27 .................. 29 28,239
6.00%, 02/01/29 .................. 46 44,742
8.00%, 04/01/29 .................. 65 67,763
CrownRock LP, 5.63%, 10/15/25
(b)
....... 1,014 1,014,000
DCP Midstream Operating LP
6.75%, 09/15/37
(b)
................. 195 218,987
5.60%, 04/01/44 .................. 46 43,975
DT Midstream, Inc.
(b)
4.13%, 06/15/29 .................. 330 300,300
4.38%, 06/15/31 .................. 513 459,586
Earthstone Energy Holdings LLC, 8.00%,
04/15/27
(b)
..................... 271 270,037
Enbridge, Inc., Series 16-A, (LIBOR USD 3
Month + 3.89%), 6.00%, 01/15/77
(a)
..... 750 753,429
Energean Israel Finance Ltd., 4.88%,
03/30/26
(b)(d)
.................... 345 318,243
Energy Transfer LP, Series H, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.69%), 6.50%
(a)(g)
........... 494 469,354
EnLink Midstream LLC
5.63%, 01/15/28
(b)
................. 173 171,426
5.38%, 06/01/29 .................. 79 76,893
EnLink Midstream Partners LP
4.85%, 07/15/26 .................. 17 16,533
5.60%, 04/01/44 .................. 121 99,834
5.05%, 04/01/45 .................. 32 24,637
5.45%, 06/01/47 .................. 46 37,260
EQM Midstream Partners LP
6.00%, 07/01/25
(b)
................. 169 167,487
4.13%, 12/01/26 .................. 16 14,860
6.50%, 07/01/27
(b)
................. 337 340,370
Genesis Energy LP
6.50%, 10/01/25 .................. 10 9,500

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
7.75%, 02/01/28 .................. USD 49 $ 47,162
Great Western Petroleum LLC, 12.00%,
09/01/25
(b)
..................... 13 14,495
Greenko Solar Mauritius Ltd.
(d)
5.55%, 01/29/25 .................. 200 195,500
5.95%, 07/29/26 .................. 200 194,000
Gulfport Energy Corp., 8.00%, 05/17/26
(b)
... 36 36,514
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
.. 40 40,586
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
..................... 197 180,706
Hilcorp Energy I LP, 6.25%, 11/01/28
(b)
..... 24 23,896
India Green Energy Holdings
5.38%, 04/29/24
(d)
................. 250 245,000
5.38%, 04/29/24
(b)
................. 300 294,000
Investment Energy Resources Ltd., 6.25%,
04/26/29
(b)
..................... 200 197,300
ITT Holdings LLC, 6.50%, 08/01/29
(b)
...... 282 249,570
Leviathan Bond Ltd., 5.75%, 06/30/23
(b)(d)
... 191 189,627
Matador Resources Co., 5.88%, 09/15/26 ... 552 541,920
MC Brazil Downstream Trading SARL, 7.25%,
06/30/31
(b)
..................... 260 226,200
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26
(d)
. 400 396,000
Mongolian Mining Corp., 9.25%, 04/15/24
(d)
.. 250 181,141
Murphy Oil Corp., 6.37%, 12/01/42
(k)
...... 11 9,927
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 .................. 770 757,018
6.50%, 09/30/26 .................. 848 820,711
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
132 124,355
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
..... 174 202,224
Northern Oil and Gas, Inc., 8.13%, 03/01/28
(b)
612 608,940
NuStar Logistics LP
5.75%, 10/01/25 .................. 69 68,655
6.00%, 06/01/26 .................. 82 81,807
6.38%, 10/01/30 .................. 17 16,737
Occidental Petroleum Corp.
6.95%, 07/01/24 .................. 39 40,901
5.50%, 12/01/25 .................. 82 83,435
8.88%, 07/15/30 .................. 63 75,669
6.63%, 09/01/30 .................. 525 568,969
6.20%, 03/15/40 .................. 851 880,904
4.50%, 07/15/44 .................. 47 40,420
6.60%, 03/15/46 .................. 16 17,440
OQ SAOC, 5.13%, 05/06/28
(b)
.......... 449 436,035
Parkland Corp., 5.88%, 07/15/27
(b)
....... 118 114,425
PDC Energy, Inc., 6.13%, 09/15/24 ....... 25 25,057
Puma International Financing SA, 5.00%,
01/24/26
(b)
..................... 350 326,331
Range Resources Corp., 4.88%, 05/15/25 ... 49 48,510
ReNew Power Pvt. Ltd., 6.45%, 09/27/22
(d)
.. 500 499,156
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
.. 295 286,150
SM Energy Co.
10.00%, 01/15/25
(b)
................ 531 573,597
5.63%, 06/01/25 .................. 60 58,650
6.75%, 09/15/26 .................. 97 96,511
6.63%, 01/15/27 .................. 26 25,867
6.50%, 07/15/28 .................. 104 102,528
Southwestern Energy Co.
5.38%, 02/01/29 .................. 473 467,229
4.75%, 02/01/32 .................. 150 141,845
Sunoco LP, 6.00%, 04/15/27 ........... 4 4,030
Tallgrass Energy Partners LP
(b)
6.00%, 03/01/27 .................. 31 29,760
6.00%, 12/31/30 .................. 21 19,425
6.00%, 09/01/31 .................. 93 84,862
Tap Rock Resources LLC, 7.00%, 10/01/26
(b)
. 740 747,555
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Venture Global Calcasieu Pass LLC
(b)
3.88%, 08/15/29 .................. USD 658 $ 600,425
4.13%, 08/15/31 .................. 570 517,275
3.88%, 11/01/33 .................. 665 578,583
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
... 148 144,485
Western Midstream Operating LP
5.45%, 04/01/44 .................. 129 117,713
5.30%, 03/01/48 .................. 424 367,820
5.50%, 08/15/48 .................. 51 45,390
5.75%, 02/01/50
(k)
................. 983 866,180
30,314,528
Paper & Forest Products — 0.0%
Suzano Austria GmbH
3.75%, 01/15/31 .................. 258 223,879
Series DM3N, 3.13%, 01/15/32 ........ 344 277,780
501,659
Personal Products — 0.0%
Coty, Inc., 4.75%, 01/15/29
(b)
........... 123 109,470
Pharmaceuticals — 0.3%
(b)
Bausch Health Americas, Inc., 8.50%, 01/31/27 90 85,164
Bausch Health Cos., Inc.
6.13%, 02/01/27 .................. 125 120,014
7.00%, 01/15/28 .................. 480 396,000
5.00%, 01/30/28 .................. 99 73,029
4.88%, 06/01/28 .................. 140 124,215
5.00%, 02/15/29 .................. 127 89,314
6.25%, 02/15/29 .................. 36 26,199
7.25%, 05/30/29 .................. 316 239,036
5.25%, 02/15/31 .................. 17 11,815
Cheplapharm Arzneimittel GmbH, 5.50%,
01/15/28 ...................... 200 191,482
Endo DAC, 9.50%, 07/31/27 ........... 544 429,260
Endo Luxembourg Finance Co. I SARL, 6.13%,
04/01/29 ...................... 361 314,070
Jazz Securities DAC, 4.38%, 01/15/29 ..... 403 371,264
Organon & Co., 5.13%, 04/30/31 ........ 897 810,664
P&L Development LLC, 7.75%, 11/15/25 .... 205 180,656
Par Pharmaceutical, Inc., 7.50%, 04/01/27 .. 1,378 1,257,260
4,719,442
Professional Services — 0.1%
(b)
AMN Healthcare, Inc., 4.00%, 04/15/29 .... 56 50,680
CoreLogic, Inc., 4.50%, 05/01/28 ........ 746 660,978
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 403 374,790
Science Applications International Corp.,
4.88%, 04/01/28 ................. 81 77,355
1,163,803
Real Estate Management & Development — 0.8%
Agile Group Holdings Ltd., 5.75%, 01/02/25
(d)
. 518 183,890
Arabian Centres Sukuk II Ltd., 5.63%,
10/07/26
(b)
..................... 747 703,721
China Aoyuan Group Ltd.
(c)(d)(i)
7.95%, 02/19/23 .................. 600 131,737
5.98%, 08/18/25 .................. 265 58,184
China Evergrande Group
(c)(d)(i)
11.50%, 01/22/23 ................. 390 44,314
12.00%, 01/22/24 ................. 822 93,400
10.50%, 04/11/24 ................. 250 29,109
China SCE Group Holdings Ltd., 7.38%,
04/09/24
(d)
..................... 541 365,175
CIFI Holdings Group Co. Ltd.
(d)
6.45%, 11/07/24 .................. 411 337,020
6.00%, 07/16/25 .................. 434 341,124

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Country Garden Holdings Co. Ltd., 6.15%,
09/17/25
(d)
..................... USD 600 $ 433,500
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
................ 179 182,584
Easy Tactic Ltd.
(d)
8.63%, 02/27/24 .................. 250 51,922
8.13%, 07/11/24 .................. 200 41,725
Fantasia Holdings Group Co. Ltd.
(c)(d)(i)
15.00%, 12/18/21 ................. 400 62,325
11.75%, 04/17/22 ................. 600 93,000
12.25%, 10/18/22 ................. 400 62,000
10.88%, 01/09/23 ................. 218 33,790
11.88%, 06/01/23 ................. 300 46,500
9.25%, 07/28/23 .................. 600 93,000
Five Point Operating Co. LP, 7.88%, 11/15/25
(b)
83 82,349
Global Prime Capital Pte. Ltd., 5.95%,
01/23/25
(d)
..................... 204 195,075
Howard Hughes Corp. (The)
(b)
5.38%, 08/01/28 .................. 299 289,812
4.13%, 02/01/29 .................. 118 106,245
4.38%, 02/01/31 .................. 366 325,528
JGC Ventures Pte. Ltd.
0.00%, 06/30/25 .................. —
(l)
138
3.00%, (3.00% Cash or 3.00% PIK),
06/30/25
(c)(d)(i)(j)
.................. 239 121,085
Kaisa Group Holdings Ltd.
(c)(d)(i)
11.95%, 10/22/22 ................. 412 88,657
11.50%, 01/30/23 ................. 700 149,100
Kennedy-Wilson, Inc., 4.75%, 02/01/30 .... 67 60,467
KWG Group Holdings Ltd., 5.95%, 08/10/25
(d)
550 198,000
Logan Group Co. Ltd., 5.25%, 10/19/25
(d)
... 200 54,500
MAF Global Securities Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.54%), 6.38%
(a)(d)(g)
.............. 338 338,777
MAF Sukuk Ltd., 4.64%, 05/14/29
(d)
....... 665 675,931
Modern Land China Co. Ltd.
(c)(d)(i)
12.85%, 10/25/21 ................. 200 32,000
9.80%, 04/11/23 .................. 200 32,000
Modernland Overseas Pte. Ltd., 3.00%,
04/30/27
(c)(d)(i)
................... 447 202,526
New Metro Global Ltd., 6.80%, 08/05/23
(d)
... 208 147,680
NWD Finance BVI Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 5.86%), 4.13%
(a)(d)(g)
.............. 589 530,100
Powerlong Real Estate Holdings Ltd.
(d)
7.13%, 11/08/22 .................. 200 119,250
6.25%, 08/10/24 .................. 212 87,980
Realogy Group LLC
(b)
5.75%, 01/15/29 .................. 287 240,583
5.25%, 04/15/30 .................. 126 102,084
Redsun Properties Group Ltd., 10.50%,
10/03/22
(d)
..................... 712 334,640
RKPF Overseas 2019 A Ltd., 6.00%, 09/04/25
(d)
430 324,650
Ronshine China Holdings Ltd.
(d)
8.75%, 10/25/22 .................. 300 118,500
8.10%, 06/09/23 .................. 200 41,000
Scenery Journey Ltd.
(c)(d)(i)
11.50%, 10/24/22 ................. 950 104,975
13.00%, 11/06/22 ................. 733 81,913
Shimao Group Holdings Ltd.
(d)
5.60%, 07/15/26 .................. 200 48,000
3.45%, 01/11/31 .................. 500 100,000
Shui On Development Holding Ltd.
6.15%, 08/24/24
(d)
................. 435 402,375
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Sunac China Holdings Ltd.
(d)
7.50%, 02/01/24 .................. USD 300 $ 69,000
6.65%, 08/03/24 .................. 200 45,000
7.00%, 07/09/25 .................. 472 103,840
Theta Capital Pte. Ltd., 8.13%, 01/22/25
(d)
... 200 196,750
Times China Holdings Ltd., 6.75%, 07/08/25
(d)
552 245,640
Wanda Properties International Co. Ltd., 7.25%,
01/29/24
(d)
..................... 250 208,750
WeWork Cos. LLC, 5.00%, 07/10/25
(b)
..... 242 196,322
Yango Justice International Ltd.
(c)(i)
10.25%, 09/15/22 ................. 250 20,516
8.25%, 11/25/23
(d)
................. 472 33,040
7.88%, 09/04/24
(d)
................. 290 20,300
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24
(d)
. 330 317,625
Yuzhou Group Holdings Co. Ltd.
(c)(d)(i)
6.00%, 10/25/23 .................. 200 28,000
8.38%, 10/30/24 .................. 200 27,000
8.30%, 05/27/25 .................. 200 27,000
7.85%, 08/12/26 .................. 200 26,000
6.35%, 01/13/27 .................. 600 78,000
10,766,723
Road & Rail — 0.3%
(b)
Albion Financing 1 SARL, 6.13%, 10/15/26 .. 200 186,000
Avis Budget Car Rental LLC, 5.38%, 03/01/29 82 76,875
Hertz Corp. (The)
4.63%, 12/01/26 .................. 103 93,886
5.00%, 12/01/29 .................. 164 143,500
NESCO Holdings II, Inc., 5.50%, 04/15/29 ... 214 201,659
PECF USS Intermediate Holding III Corp.,
8.00%, 11/15/29 ................. 182 167,895
Uber Technologies, Inc.
7.50%, 05/15/25 .................. 552 569,946
8.00%, 11/01/26 .................. 840 879,900
7.50%, 09/15/27 .................. 352 362,197
6.25%, 01/15/28 .................. 156 154,440
4.50%, 08/15/29 .................. 1,041 896,572
Williams Scotsman International, Inc., 4.63%,
08/15/28 ...................... 256 242,291
3,975,161
Software — 0.4%
(b)
ACI Worldwide, Inc., 5.75%, 08/15/26 ..... 176 177,760
Boxer Parent Co., Inc.
7.13%, 10/02/25 .................. 260 265,200
9.13%, 03/01/26 .................. 596 603,271
Clarivate Science Holdings Corp.
3.88%, 07/01/28 .................. 330 293,700
4.88%, 07/01/29 .................. 708 623,946
Condor Merger Sub, Inc., 7.38%, 02/15/30 .. 706 631,658
Consensus Cloud Solutions, Inc.
6.00%, 10/15/26 .................. 59 56,050
6.50%, 10/15/28 .................. 77 72,380
Elastic NV, 4.13%, 07/15/29 ........... 304 272,080
Fair Isaac Corp., 4.00%, 06/15/28 ........ 183 167,193
Helios Software Holdings, Inc., 4.63%, 05/01/28 200 176,000
MicroStrategy, Inc., 6.13%, 06/15/28 ...... 298 273,019
Minerva Merger Sub, Inc., 6.50%, 02/15/30 .. 626 576,195
NCR Corp.
5.00%, 10/01/28 .................. 70 66,850
5.13%, 04/15/29 .................. 224 213,360
6.13%, 09/01/29 .................. 235 225,013
SS&C Technologies, Inc., 5.50%, 09/30/27 .. 10 9,800
Veritas US, Inc., 7.50%, 09/01/25 ........ 819 721,744
ZoomInfo Technologies LLC, 3.88%, 02/01/29 257 227,440
5,652,659

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Specialty Retail — 0.8%
Arko Corp., 5.13%, 11/15/29
(b)
.......... USD 149 $ 131,865
Asbury Automotive Group, Inc.
4.50%, 03/01/28 .................. 41 38,233
4.75%, 03/01/30 .................. 10 8,962
5.00%, 02/15/32
(b)
................. 128 113,600
Bath & Body Works, Inc., 7.60%, 07/15/37 .. 226 213,570
Carvana Co.
(b)
5.50%, 04/15/27 .................. 310 248,078
4.88%, 09/01/29 .................. 183 133,553
10.25%, 05/01/30 ................. 124 119,970
eG Global Finance plc
(b)
6.75%, 02/07/25 .................. 600 583,206
8.50%, 10/30/25 .................. 200 200,030
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
. 21 18,894
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
... 193 171,046
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
81 73,713
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
.... 366 297,832
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
..................... 240 210,317
Lithia Motors, Inc., 3.88%, 06/01/29
(b)
...... 108 97,521
Murphy Oil USA, Inc., 4.75%, 09/15/29 ..... 88 83,380
PetSmart, Inc.
(b)
4.75%, 02/15/28 .................. 271 252,030
7.75%, 02/15/29 .................. 2,012 2,001,940
Sonic Automotive, Inc., 4.63%, 11/15/29
(b)
... 55 47,314
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
................ 361 351,903
SRS Distribution, Inc.
(b)
4.63%, 07/01/28 .................. 897 821,213
6.13%, 07/01/29 .................. 871 768,640
6.00%, 12/01/29 .................. 632 554,580
Staples, Inc.
(b)
7.50%, 04/15/26 .................. 1,108 1,058,140
10.75%, 04/15/27 ................. 176 155,936
Vivo Energy Investments BV, 5.13%, 09/24/27
(b)
386 376,350
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
... 1,187 1,087,589
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(j)
............ 161 155,365
10,374,770
Textiles, Apparel & Luxury Goods — 0.0%
Crocs, Inc.
(b)
4.25%, 03/15/29 .................. 120 102,000
4.13%, 08/15/31 .................. 185 147,641
Kontoor Brands, Inc., 4.13%, 11/15/29
(b)
.... 80 69,400
Prime Bloom Holdings Ltd., 6.95%, 07/05/22
(c)(d)
(i)
.......................... 200 34,850
Wolverine World Wide, Inc., 4.00%, 08/15/29
(b)
83 70,537
424,428
Thrifts & Mortgage Finance — 0.1%
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
.... 488 485,501
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
.. 153 120,870
Ladder Capital Finance Holdings LLLP, 4.75%,
06/15/29
(b)
..................... 112 100,473
MGIC Investment Corp., 5.25%, 08/15/28 ... 105 98,573
Nationstar Mortgage Holdings, Inc.
(b)
6.00%, 01/15/27 .................. 218 211,460
5.13%, 12/15/30 .................. 81 70,453
5.75%, 11/15/31 .................. 80 71,000
1,158,330
Trading Companies & Distributors — 0.1%
(b)
Fortress Transportation & Infrastructure
Investors LLC
6.50%, 10/01/25 .................. 57 54,293
9.75%, 08/01/27 .................. 27 27,547
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
5.50%, 05/01/28 .................. USD 264 $ 227,700
Foundation Building Materials, Inc., 6.00%,
03/01/29 ...................... 150 122,062
Imola Merger Corp., 4.75%, 05/15/29 ...... 616 572,880
WESCO Distribution, Inc., 7.25%, 06/15/28 .. 256 264,320
1,268,802
Transportation Infrastructure — 0.0%
DP World Salaam, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
5.75%), 6.00%
(a)(d)(g)
............... 348 352,241
Wireless Telecommunication Services — 0.5%
Connect Finco SARL, 6.75%, 10/01/26
(b)
.... 2,697 2,622,832
Globe Telecom, Inc., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
5.53%), 4.20%
(a)(d)(g)
............... 340 326,400
Kenbourne Invest SA, 6.88%, 11/26/24
(b)
.... 478 457,028
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(a)(b)(j)
......... 247 166,620
Millicom International Cellular SA, 5.13%,
01/15/28
(d)
..................... 474 448,451
Vmed O2 UK Financing I plc, 4.75%, 07/15/31
(b)
906 776,895
Vodafone Group plc
(a)
(USD Swap Semi 5 Year + 4.87%), 7.00%,
04/04/79 ..................... 955 1,008,509
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%),
3.25%, 06/04/81 ................ 550 495,000
VTR Comunicaciones SpA
(b)
5.13%, 01/15/28 .................. 200 178,850
4.38%, 04/15/29 .................. 450 382,500
6,863,085
Total Corporate Bonds — 23.4%
(Cost: $362,916,208) .............................. 322,699,813
Equity-Linked Notes
Air Freight & Logistics — 0.2%
JPMorgan Structured Products BV (United
Parcel Service, Inc.), 19.50%, 06/17/22
(b)(d)
. 19 3,436,383
Airlines — 0.2%
BNP Paribas SA (Delta Air Lines, Inc.),
13.02%, 05/31/22 ................. 61 2,606,109
Automobiles — 0.3%
Credit Suisse AG (Tesla, Inc.),
16.40%, 06/06/22 ................. 2 1,819,276
Nomura Bank International plc (Ford Motor
Co.), 16.77%, 05/03/22 .............. 166 2,425,011
4,244,287
Banks — 1.2%
BNP Paribas SA (Bank of America Corp.),
12.11%, 05/27/22 ................. 94 3,377,220
BNP Paribas SA (First Republic Bank),
12.07%, 05/31/22 ................. 15 2,237,438
BNP Paribas SA (JPMorgan Chase & Co.),
8.51%, 05/31/22 .................. 20 2,439,546
JPMorgan Structured Products BV (Bank of
America Corp.), 14.41%, 07/15/22
(b)(d)
.... 121 4,399,793
JPMorgan Structured Products BV (Citizens
Financial Group, Inc.), 14.75%, 07/20/22
(b)(d)
18 711,525
JPMorgan Structured Products BV (Signature
Bank), 18.74%, 07/20/22
(b)(d)
.......... 1 341,290
Royal Bank of Canada (Fifth Third BanCorp.),
17.63%, 05/04/22
(b)
................ 47 1,766,905

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
Royal Bank of Canada (Truist Financial Corp.),
12.74%, 07/20/22
(b)
................ USD 15 $ 737,301
16,011,018
Beverages — 0.3%
Societe Generale SA (Coca-Cola Co. (The)),
7.52%, 05/19/22 .................. 66 4,181,081
Building Products — 0.2%
(b)
Royal Bank of Canada (Masco Corp.),
15.96%, 06/17/22 ................. 26 1,361,514
Royal Bank of Canada (Owens Corning),
14.79%, 06/17/22 ................. 12 1,061,099
2,422,613
Capital Markets — 0.7%
Barclays Bank plc (KKR & Co., Inc.),
13.83%, 05/16/22 ................. 47 2,405,837
BNP Paribas SA (Bank of New York
MellonCorp. (The)), 15.14%, 07/15/22 .... 9 369,863
BNP Paribas SA (Goldman Sachs Group, Inc.
(The)), 9.64%, 05/31/22 ............. 11 3,488,664
BNP Paribas SA (Morgan Stanley),
12.71%, 05/31/22 ................. 43 3,513,293
Goldman Sachs International (Interactive
Brokers Group, Inc.), 15.91%, 06/07/22 ... 9 548,722
10,326,379
Chemicals — 0.2%
Merrill Lynch International & Co. (Dow, Inc.),
19.77%, 06/07/22 ................. 31 2,096,995
Commercial Services & Supplies — 0.2%
Royal Bank of Canada (Waste Management,
Inc.), 10.53%, 06/17/22
(b)
............ 16 2,600,300
Communications Equipment — 0.1%
Credit Suisse AG (Cisco Systems, Inc.),
12.65%, 05/18/22 ................. 36 1,763,219
Construction Materials — 0.1%
Royal Bank of Canada (Vulcan Materials Co.),
9.26%, 05/04/22
(b)
................. 11 1,827,959
Consumer Finance — 0.1%
BNP Paribas SA (Ally Financial, Inc.),
15.86%, 07/20/22 ................. 18 751,890
Royal Bank of Canada (Synchrony Financial),
15.07%, 07/20/22
(b)
................ 25 935,609
1,687,499
Diversified Consumer Services — 0.7%
Royal Bank of Canada (Russell 2000 Index),
8.75%, 05/27/22
(b)
................. 3 4,946,009
Societe Generale SA (Berkshire Hathaway),
7.89%, 05/19/22 .................. 16 5,098,180
10,044,189
Electric Utilities — 0.3%
Barclays Bank plc (NextEra Energy, Inc.),
12.63%, 05/04/22 ................. 57 4,040,486
Electronic Equipment, Instruments & Components — 0.5%
Credit Suisse AG (Zebra Technologies Corp.),
12.10%, 05/19/22 ................. 5 1,770,705
Goldman Sachs International (Flex Ltd.),
14.97%, 05/04/22 ................. 69 1,137,959
Merrill Lynch International & Co. (Flex Ltd.),
17.07%, 05/05/22 ................. 52 857,549
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components (continued)
Royal Bank of Canada (Corning, Inc.),
23.14%, 06/17/22
(b)
................ USD 73 $ 2,608,652
6,374,865
Energy Equipment & Services — 0.0%
JPMorgan Structured Products BV (Halliburton
Co.), 18.43%, 07/20/22
(b)(d)
........... 9 347,501
Equity Real Estate Investment Trusts (REITs) — 0.8%
BNP Paribas SA (Prologis, Inc.),
8.59%, 05/27/22 .................. 22 3,577,953
Nomura Bank International plc (American Tower
Corp.), 12.71%, 05/27/22 ............ 7 1,735,230
Royal Bank of Canada (Prologis, Inc.),
11.50%, 07/20/22 ................. 12 1,884,524
Societe Generale SA (American Tower Corp.),
10.53%, 05/02/22 ................. 15 3,776,601
10,974,308
Health Care Equipment & Supplies — 0.6%
Credit Suisse AG (Becton Dickinson and Co.),
9.05%, 05/02/22 .................. 11 2,671,499
Merrill Lynch International & Co. (Abbott
Laboratories), 9.28%, 06/07/22 ........ 23 2,684,355
Nomura Bank International plc (IDEXX
Laboratories, Inc.), 16.19%, 05/03/22 .... 5 2,299,193
7,655,047
Health Care Providers & Services — 0.9%
Barclays Bank plc (Anthem, Inc.),
11.31%, 06/07/22 ................. 4 2,094,026
BNP Paribas SA (UnitedHealth Group, Inc.)
12.64%, 05/27/22 ................. 10 5,292,269
9.29%, 05/31/22 .................. 7 3,471,425
Societe Generale SA (Laboratory Corp. of
America Holdings), 10.69%, 05/19/22 .... 9 2,292,352
13,150,072
Hotels, Restaurants & Leisure — 0.9%
Barclays Bank plc (Darden Restaurants, Inc.),
18.60%, 05/16/22 ................. 20 2,617,606
BNP Paribas Issuance BV (Chipotle Mexican
Grill, Inc.), 11.27%, 07/20/22 .......... 1 945,647
BNP Paribas SA (Yum! Brands, Inc.),
11.75%, 05/16/22 ................. 24 2,778,027
Credit Suisse AG (Marriott International, Inc.),
13.35%, 05/10/22 ................. 2 397,878
JPMorgan Structured Products BV (McDonald's
Corp.), 10.33%, 07/27/22
(b)(d)
.......... 4 949,606
Nomura Bank International plc (McDonald's
Corp.), 8.68%, 05/04/22 ............. 17 4,134,578
11,823,342
Household Durables — 0.4%
Barclays Bank plc (PulteGroup, Inc.),
12.54%, 05/04/22 ................. 31 1,297,601
BNP Paribas SA (Toll Brothers, Inc.),
10.30%, 05/27/22 ................. 24 1,101,546
JPMorgan Structured Products BV (Whirlpool
Corp.), 21.55%, 06/17/22
(b)(d)
.......... 14 2,628,476
5,027,623
Household Products — 0.2%
Goldman Sachs International (Procter &
Gamble Co. (The)), 6.67%, 06/07/22 ..... 18 2,856,818

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Industrial Conglomerates — 0.4%
(b)
Royal Bank of Canada (3M Co.),
11.47%, 05/04/22 ................. USD 20 $ 2,855,381
Royal Bank of Canada (General Electric Co.),
16.02%, 05/04/22 ................. 35 2,608,838
5,464,219
Insurance — 0.3%
JPMorgan Structured Products BV (Admiral
Group plc), 17.96%, 06/17/22
(b)(d)
....... 28 2,531,150
Merrill Lynch International & Co. (Marsh &
McLennan Cos., Inc.), 8.44%, 06/07/22 ... 12 1,981,543
4,512,693
Interactive Media & Services — 1.1%
Nomura Bank International plc (Alphabet, Inc.)
16.57%, 05/27/22 ................. 1 3,310,897
12.42%, 05/31/22 ................. 3 8,004,460
Royal Bank of Canada (Alphabet, Inc.),
11.59%, 05/16/22
(b)
................ —
(l)
808,584
Royal Bank of Canada (Meta Platforms, Inc.),
12.68%, 05/16/22
(b)
................ 14 2,772,867
14,896,808
Internet & Direct Marketing Retail — 0.4%
Nomura Bank International plc (Amazon.com,
Inc.), 15.72%, 05/31/22 .............. 1 2,133,361
Royal Bank of Canada (Amazon.com, Inc.),
10.89%, 05/19/22
(b)
................ 1 2,826,771
4,960,132
IT Services — 0.8%
Barclays Bank plc (PayPal Holdings, Inc.),
16.57%, 05/06/22 ................. 13 1,170,120
BNP Paribas SA (Visa, Inc.), 11.38%, 07/27/22 21 4,550,380
JPMorgan Structured Products BV (Mastercard,
Inc.), 13.92%, 07/29/22
(b)(d)
........... 10 3,782,793
Nomura Bank International plc (Fidelity
National Information Services, Inc.),
14.56%, 05/06/22 ................. 10 984,240
10,487,533
Leisure Products — 0.0%
Royal Bank of Canada (Hasbro, Inc.),
11.96%, 07/26/22
(b)
................ 4 392,548
Life Sciences Tools & Services — 1.0%
BNP Paribas Issuance BV (Thermo Fisher
Scientific, Inc.), 12.33%, 07/27/22 ....... 3 1,894,424
BNP Paribas SA (Danaher Corp.),
11.16%, 05/16/22 ................. 10 2,440,083
Credit Suisse AG (Danaher Corp.),
10.40%, 05/10/22 ................. 8 2,047,876
Credit Suisse AG (Thermo Fisher Scientific,
Inc.), 7.40%, 05/02/22 .............. 8 4,364,165
Merrill Lynch International & Co. (Danaher
Corp.), 15.49%, 06/07/22 ............ 10 2,656,330
13,402,878
Machinery — 0.2%
BNP Paribas Issuance BV (Caterpillar, Inc.),
14.04%, 07/29/22 ................. 4 941,164
Societe Generale SA (MiddlebyCorp. (The)),
11.12%, 05/19/22 ................. 11 1,712,468
2,653,632
Metals & Mining — 0.1%
JPMorgan Structured Products BV (Freeport-
McMoRan, Inc.), 18.51%, 06/07/22
(b)(d)
... 49 2,007,300
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.8%
Barclays Bank plc (ConocoPhillips),
12.62%, 05/04/22 ................. USD 19 $ 1,844,063
BNP Paribas Issuance BV (Chevron Corp.),
15.50%, 07/29/22 ................. 24 3,788,816
Royal Bank of Canada (Exxon Mobil Corp.),
15.53%, 05/04/22
(b)
................ 46 3,845,561
Societe Generale SA (Williams Cos., Inc.
(The)), 17.66%, 05/02/22 ............ 59 2,003,939
11,482,379
Pharmaceuticals — 1.1%
BNP Paribas Issuance BV (Bristol-Myers
Squibb Co.), 10.98%, 07/27/22 ........ 28 2,109,529
BNP Paribas Issuance BV (Eli Lilly & Co.),
13.87%, 08/03/22 ................. 10 2,865,218
Credit Suisse AG (Johnson & Johnson),
7.85%, 06/06/22 .................. 13 2,256,806
Goldman Sachs International (Johnson &
Johnson), 7.04%, 05/16/22 ........... 6 985,848
JPMorgan Structured Products BV (Johnson &
Johnson), 6.47%, 07/20/22
(b)(d)
......... 15 2,705,141
Royal Bank of Canada (Merck & Co, Inc.),
11.35%, 07/27/22
(b)
................ 32 2,881,212
Royal Bank of Canada (Zoetis, Inc.),
10.57%, 05/06/22
(b)
................ 5 918,253
14,722,007
Professional Services — 0.4%
BNP Paribas SA (Equifax, Inc.),
14.54%, 05/27/22 ................. 9 1,906,897
JPMorgan Structured Products BV (Equifax,
Inc.), 13.93%, 06/07/22
(b)(d)
........... 10 2,017,048
Societe Generale SA (Equifax, Inc.),
11.64%, 05/19/22 ................. 11 2,226,161
6,150,106
Road & Rail — 0.9%
Goldman Sachs International (CSX Corp.),
16.75%, 06/07/22 ................. 81 2,800,325
Goldman Sachs International (Knight-
Swift Transportation Holdings, Inc.),
14.57%, 06/07/22 ................. 27 1,291,337
Goldman Sachs International (Union Pacific
Corp.), 13.72%, 06/07/22 ............ 9 2,103,673
Nomura Bank International plc (Union Pacific
Corp.), 9.04%, 05/27/22 ............. 12 2,820,146
Societe Generale SA (Uber Technologies, Inc.),
12.27%, 05/05/22 ................. 110 3,470,780
12,486,261
Semiconductors & Semiconductor Equipment — 0.0%
Credit Suisse AG (Analog Devices, Inc.),
13.85%, 05/19/22 ................. 2 382,378
Software — 1.2%
Barclays Bank plc (Adobe, Inc.),
10.23%, 05/10/22 ................. 5 1,895,232
Credit Suisse AG (Microsoft Corp.),
11.05%, 06/06/22 ................. 9 2,608,252
JPMorgan Structured Products BV (Microsoft
Corp.), 10.35%, 05/16/22
(b)(d)
.......... 12 3,410,475
Nomura Bank International plc (Oracle Corp.),
8.76%, 06/14/22 .................. 45 3,343,342
Royal Bank of Canada (Microsoft Corp.),
13.85%, 07/05/22
(b)
................ 18 5,147,789
16,405,090

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Specialty Retail — 0.4%
BNP Paribas SA (Home Depot, Inc. (The)),
12.78%, 05/27/22 ................. USD 12 $ 3,609,420
JPMorgan Structured Products BV (Tractor
Supply Co.), 18.92%, 06/07/22
(b)(d)
...... 10 2,042,361
5,651,781
Technology Hardware, Storage & Peripherals — 0.8%
(d)
JPMorgan Structured Products BV (Apple, Inc.)
10.29%, 05/16/22
(b)(d)
............... 39 6,110,971
11.67%, 05/16/22
(b)(d)
............... 21 3,394,774
Royal Bank of Canada (Apple, Inc.),
11.37%, 05/31/22
(b)
................ 12 1,819,819
11,325,564
Trading Companies & Distributors — 0.1%
BNP Paribas Issuance BV (United Rentals,
Inc.), 14.48%, 07/27/22 .............. 2 759,308
Water Utilities — 0.1%
JPMorgan Structured Products BV (American
Water Works Co., Inc.), 12.07%, 05/04/22
(b)(d)
12 1,791,422
Total Equity-Linked Notes — 19.2%
(Cost: $279,424,664) .............................. 265,432,132
Floating Rate Loan Interests
Aerospace & Defense — 0.3%
(a)
Atlas CC Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.25%),
5.00%
,
 05/25/28 .................. 890 881,829
Atlas CC Acquisition Corp., 1st Lien Term
Loan C, (LIBOR USD 3 Month + 4.25%),
5.00%
,
 05/25/28 .................. 181 179,355
Bleriot US Bidco Inc., Term Loan,
5.01%
,
 10/30/26 .................. 84 83,290
Cobham Ultra US Co., Term Loan, 11/17/28
(m)
. 55 54,491
Dynasty Acquisition Co., Inc., Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
4.51%
,
 04/06/26 .................. 378 369,938
Dynasty Acquisition Co., Inc., Term Loan
B2, (LIBOR USD 3 Month + 3.50%),
4.51%
,
 04/06/26 .................. 203 198,891
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.51%
,
 02/01/28 . 935 926,574
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 8.50%
,
 02/01/29 . 190 187,244
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
7.75%
,
 11/28/23 .................. 151 150,621
Setanta Aircraft Leasing DAC, Term
Loan, (LIBOR USD 3 Month + 2.00%),
3.01%
,
 11/05/28 .................. 207 205,491
TransDigm Inc., Term Loan G, (LIBOR USD 1
Month + 2.25%), 3.01%
,
 08/22/24 ...... 441 433,527
3,671,251
Air Freight & Logistics — 0.0%
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.72%
,
 04/06/28
(a)
................. 94 91,503
Airlines — 0.2%
(a)
AAdvantage Loyality IP Ltd., Term Loan,
04/20/28
(m)
...................... 399 406,220
Air Canada, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 4.25%
,
 08/11/28 ........... 627 619,748
Security
Par (000)
Par (000) Value
Airlines (continued)
American Airlines, Inc., Term Loan
(LIBOR USD 3 Month + 2.00%),
2.84%, 12/15/23 ................ USD 135 $ 133,470
 06/27/25
(m)
...................... 132 127,330
 01/29/27
(m)
...................... 486 464,884
Kestrel Bidco, Inc., Term Loan, 12/11/26
(m)
... 62 60,316
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/21/27 . 631 653,773
United AirLines, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 04/21/28 . 555 550,153
3,015,894
Auto Components — 0.1%
(a)
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 4.01%
,
 04/30/26 . 945 928,401
Truck Hero, Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 4.01%
,
 01/31/28 ...... 564 525,257
1,453,658
Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 5.01%
,
 01/01/38
(a)
..... 508 507,211
Biotechnology — 0.1%
(a)(e)(m)
Athenahealth, Inc., Delayed Draw Term Loan,
02/15/29 ....................... 93 91,258
Athenahealth, Inc., Term Loan, 02/15/29 .... 547 538,425
629,683
Building Products — 0.1%
(a)
CHI Overhead Doors, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/31/25 .................. 21 20,509
Cornerstone Building Brands, Inc., Term
Loan B, (LIBOR USD 1 Month + 3.25%),
3.80%
,
 04/12/28 .................. 88 82,153
CP Atlas Buyer, Inc., Term Loan B, 11/23/27
(m)
498 466,816
CP Iris Holdco I, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.26%
,
 10/02/28 .................. 89 87,213
CP Iris Holdco I, Inc., Delayed Draw 1st Lien
Term Loan, 10/02/28
(m)
.............. 18 17,436
CPG International LLC, Term Loan, 04/28/29
(e)
(m)
............................ 150 147,938
Jeld-Wen, Inc., Term Loan, (LIBOR USD 1
Month + 2.25%), 3.01%
,
 07/28/28 ...... 118 116,314
MI Windows and Doors LLC, Term Loan B1,
12/18/27
(m)
...................... —
(l)
74
Oscar AcquisitionCo LLC, Term Loan B,
04/29/29
(m)
...................... 207 198,203
Wilsonart LLC, Term Loan E, 12/31/26
(m)
.... 564 534,387
1,671,043
Capital Markets — 0.1%
(a)
Advisor Group Holdings, Inc., Term Loan B1,
07/31/26
(m)
...................... 355 353,191
Azalea TopCo, Inc., 1st Lien Term Loan
(LIBOR USD 3 Month + 3.50%), 4.26% -
4.74%, 07/24/26 ................ 665 655,341
(LIBOR USD 1 Month + 3.75%), 4.51% -
4.99%, 07/24/26 ................ 83 81,891
Cogeco Communications Finance LP, Term
Loan B, 09/01/28
(m)
................ 438 431,449
Focus Financial Partners LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.50%),
3.26%
,
 06/30/28 .................. 220 218,458

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Greenhill & Co., Inc., Term Loan, (LIBOR USD
1 Month + 3.25%), 4.01%
,
 04/12/24 ..... USD 113 $ 111,518
1,851,848
Chemicals — 0.3%
(a)
Alpha 3 BV, Term Loan, (LIBOR USD 1 Month +
2.50%), 3.26%
,
 03/18/28 ............ 626 620,035
ARC Falcon I, Inc., Delayed Draw Term Loan,
09/30/28
(m)
...................... 26 25,687
ARC Falcon I, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 4.51%
,
 09/30/28 ...... 181 175,515
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 11/24/27 .................. 91 89,868
Ascend Performance Materials Operations LLC,
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.76%
,
 08/27/26 .................. 293 292,108
Axalta Coating Systems Dutch Holding B BV,
Term Loan B3, (LIBOR USD 3 Month +
1.75%), 2.76%
,
 06/01/24 ............ 108 107,263
CPC Acquisition Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.76%
,
 12/29/27
(e)
................. 73 69,231
Ecovyst Catalyst Technologies LLC, Term
Loan, (LIBOR USD 3 Month + 2.50%),
3.74%
,
 06/09/28 .................. 235 232,341
Element Solutions, Inc., Term Loan B1, (LIBOR
USD 1 Month + 2.00%), 2.76%
,
 01/31/26 . 298 296,912
Greenrock Finance, Inc., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.51%
,
 06/28/24 .................. 113 112,639
Herens Holdco SARL, Facility Term Loan
B, (LIBOR USD 3 Month + 4.00%),
5.01%
,
 07/03/28 .................. 162 156,826
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
4.26%
,
 06/30/27 .................. 376 361,824
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
3.51%
,
 01/01/38 .................. 377 373,214
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 4.02%
,
 05/15/24 ............ 366 362,535
Nouryon Finance BV, Term Loan, (LIBOR USD
3 Month + 3.00%), 4.01%
,
 10/01/25 ..... 28 27,365
Oxea Holding Vier GMBH, Term Loan
B2, (LIBOR USD 1 Month + 3.25%),
3.75%
,
 10/14/24 .................. 221 219,468
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 03/16/27 .................. 252 243,607
Sparta US HoldCo LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.30%
,
 08/02/28 .................. 314 311,067
WR Grace Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.81%
,
 09/22/28 . 78 77,046
4,154,551
Security
Par (000)
Par (000) Value
Commercial Services & Supplies — 0.3%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.51%
,
 02/02/26 .................. USD 86 $ 82,200
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
4.51%
,
 05/12/28 .................. 626 609,056
Amentum Government Services Holdings LLC,
1st Lien Term Loan, (LIBOR USD 6 Month +
4.00%), 4.50% - 4.78%
,
 02/15/29 ....... 137 135,801
Aramark Intermediate HoldCo Corp., Term Loan
B3, 03/11/25
(m)
................... 84 82,530
Aramark Intermediate HoldCo Corp., Term
Loan B5, (LIBOR USD 1 Month + 2.50%),
3.26%
,
 04/06/28 .................. 116 114,419
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 2.51%
,
 09/07/27 . 506 500,527
Clean Harbors, Inc., Term Loan, (LIBOR USD 1
Month + 2.00%), 2.76%
,
 10/08/28 ...... 149 147,959
Covanta Holding Corp., Term Loan B,
11/30/28
(m)
...................... 349 347,444
Covanta Holding Corp., Term Loan C,
11/30/28
(m)
...................... 26 25,704
KAR Auction Services, Inc., Term Loan
B6, (LIBOR USD 1 Month + 2.25%),
3.06%
,
 09/19/26
(e)
................. 191 189,798
LABL, Inc., Term Loan, (LIBOR USD 1 Month +
5.00%), 5.76%
,
 10/29/28 ............ 214 210,308
PECF USS Intermediate Holding III Corp.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
4.76%
,
 12/15/28 .................. 252 247,618
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 3 Month +
2.75%), 3.50%
,
 09/23/26 ............ 131 129,775
Tempo Acquisition LLC, Term Loan B1,
08/31/28
(m)
...................... 926 918,092
TruGreen Ltd., Partnership, 1st Lien Term Loan,
11/02/27
(m)
...................... 131 129,805
Viad Corp., Term Loan, (LIBOR USD 1 Month +
5.00%), 5.76%
,
 07/30/28 ............ 250 244,745
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.01%
,
 01/08/27 .................. 244 243,423
4,359,204
Communications Equipment — 0.0%
ViaSat, Inc., Term Loan, (LIBOR USD 1 Month
+ 4.50%), 5.00%
,
 03/02/29
(a)
.......... 456 452,873
Construction & Engineering — 0.2%
(a)
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
5.25% - 5.43%
,
 06/21/24 ............ 1,023 970,002
Pike Corp., Term Loan, (LIBOR USD 1 Month +
3.00%), 3.77%
,
 01/21/28 ............ 108 107,143
SRS Distribution, Inc., Term Loan, 06/02/28
(m)
. 863 830,382
USIC Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.26%
,
 05/12/28 .................. 307 303,454
2,210,981
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 2.76%
,
 01/15/27 ............ 502 494,764
New AMI I LLC, 1st Lien Term Loan, 03/08/29
(m)
165 157,923

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Construction Materials (continued)
Standard Industries, Inc., Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.79%
,
 09/22/28 . USD 237 $ 236,465
TAMKO Building Products LLC, Term Loan,
(LIBOR USD 3 Month + 3.00%), 3.51% -
4.24%
,
 05/29/26 .................. 91 88,877
978,029
Containers & Packaging — 0.2%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.51%
,
 12/01/27 .................. 1,011 1,005,285
Mauser Packaging Solutions Holding Co.,
Term Loan, (LIBOR USD 1 Month + 3.25%),
4.05%
,
 04/03/24 .................. 759 742,892
Pactiv Evergreen, Inc., Term Loan B, (LIBOR
USD 1 Month + 3.25%), 4.01%
,
 02/05/26 . 211 205,249
Tosca Services LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 4.26%
,
 08/18/27 ...... 376 366,099
Trident TPI Holdings, Inc., Delayed Draw Term
Loan B3, 09/15/28
(m)
................ 14 14,013
Trident TPI Holdings, Inc., Term Loan
B3, (LIBOR USD 1 Month + 4.00%),
4.76%
,
 09/15/28 .................. 159 157,174
2,490,712
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 3.50%), 4.74%
,
 10/28/27
(a)
89 87,907
Diversified Consumer Services — 0.3%
(a)
Ascend Learning LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.26%
,
 12/11/28 .................. 662 653,703
Ascend Learning LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
6.51%
,
 12/10/29 .................. 125 123,281
Bright Horizons Family Solutions LLC, Term
Loan B, 11/24/28
(m)
................ 144 142,204
Midas Intermediate Holdco II LLC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.50%
,
 12/22/25 .................. 545 498,850
Sotheby's, Term Loan, (LIBOR USD 3 Month +
4.50%), 5.54%
,
 01/15/27 ............ 498 496,446
Spring Education Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.25%),
5.26%
,
 07/30/25 .................. 129 123,577
Veritas US Inc., Term Loan B, 09/01/25
(m)
.... 722 659,298
Voyage Australia Pty Ltd., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.56%
,
 07/20/28 .................. 107 106,833
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (LIBOR USD 1 Month + 3.00%),
3.76%
,
 02/05/26 .................. 634 603,839
3,408,031
Diversified Financial Services — 0.5%
(a)
Acuris Finance US, Inc., Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.80%
,
 02/16/28 . 53 53,130
Alchemy Copyrights LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.80%
,
 03/10/28
(e)
109 108,792
Belron Finance LLC, Term Loan, (LIBOR USD 3
Month + 2.25%), 3.50%
,
 10/30/26 ...... 175 173,660
Belron Group SA, Term Loan, (LIBOR USD 3
Month + 2.75%), 3.25%
,
 04/13/28 ...... 287 285,393
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Castlelake Aviation Ltd., Term Loan, (LIBOR
USD 3 Month + 2.75%), 3.58%
,
 10/22/26 . USD 501 $ 493,830
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 04/09/27 .................. 1,096 1,091,836
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
7.51%
,
 04/07/28
(e)
................. 195 196,462
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 12/01/27 . 313 308,893
Delta Topco, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.25%), 8.00%
,
 12/01/28 . 79 77,297
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
5.01%
,
 10/01/27 .................. 697 694,113
LBM Acquisition LLC, 1st Lien Term Loan,
12/17/27
(m)
...................... 426 400,972
LEB Holdings, Inc., Term Loan, (LIBOR USD 3
Month + 3.75%), 4.76%
,
 11/02/27 ....... 63 61,879
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
3.01%
,
 03/24/25 .................. 136 134,100
Mercury Borrower, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.50%),
7.50%
,
 08/02/29 .................. 81 79,623
Mercury Merger Sub, Inc.,1st Lien Term Loan,
08/02/28
(m)
...................... 866 852,180
OLA Netherlands BV, Term Loan, (LIBOR USD
3 Month + 6.25%), 7.00%
,
 12/15/26 ..... 125 120,791
Radiate Holdco LLC, Term Loan, (LIBOR USD
1 Month + 3.25%), 4.01%
,
 09/25/26 ..... 361 355,809
RVR Dealership Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 02/08/28
(e)
................. 104 95,930
SMG US Midco 2, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.50%),
3.26%
,
 01/23/25 .................. 225 219,756
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
3.51%
,
 12/11/26 .................. 314 310,336
Travelport Finance SARL, 1st Lien Term Loan
(LIBOR USD 3 Month + 1.50%),
9.75%, 02/28/25 ................ 205 207,944
 05/29/26
(m)
...................... 145 121,486
Unified Womens Healthcare LP, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.25%),
5.01%
,
 12/20/27 .................. 235 234,267
UPC Financing Partnership, Facility Term Loan
AX, 01/31/29
(m)
................... 124 122,732
White Cap Buyer LLC, Term Loan, 10/19/27
(m)
139 135,460
6,936,671
Diversified Telecommunication Services — 0.3%
(a)
Altice Financing SA, Term Loan
(LIBOR USD 3 Month + 2.75%),
3.79%, 07/15/25 ................ 54 52,600
(LIBOR USD 3 Month + 2.75%),
3.79%, 01/31/26 ................ 453 443,489
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 4.51%
,
 08/14/26 ..... 752 745,414
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.80%
,
 11/30/27 .. 73 72,161
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 4.50%
,
 12/11/26 ..... 1,168 1,160,226

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Consolidated Communications, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.50%),
4.31%
,
 10/02/27 .................. USD 111 $ 103,114
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
4.81%
,
 05/01/28 .................. 213 208,922
Iridium Satellite LLC, Term Loan B2, (LIBOR
USD 1 Month + 2.50%), 3.26%
,
 11/04/26 .. 255 253,305
Level 3 Financing, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 2.51%
,
 03/01/27 . 145 139,961
Orbcomm, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.25%), 5.01%
,
 09/01/28 . 136 135,084
Virgin Media Bristol LLC, Facility Term Loan
Q, (LIBOR USD 1 Month + 3.25%),
3.80%
,
 01/31/29 .................. 107 106,385
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.76%
,
 03/09/27 . 963 912,125
4,332,786
Electric Utilities — 0.0%
(a)
Calpine Construction Finance Co. LP, Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.76%
,
 01/15/25 .................. 72 71,249
Edgewater Generation LLC, Term Loan,
12/13/25
(m)
...................... 92 85,294
156,543
Electrical Equipment — 0.0%
(a)
Arcline FM Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 06/23/28 .................. 312 308,412
Graftech International Ltd., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.76%
,
 02/12/25 . 53 52,691
361,103
Electronic Equipment, Instruments & Components — 0.0%
II-VI, Inc.,Term Loan B, 12/08/28
(a)(m)
....... 232 230,647
Entertainment — 0.2%
(a)
AMC Entertainment Holdings, Inc., Term Loan
B1, 04/22/26
(m)
................... 276 245,768
City Football Group Ltd., Term Loan, (LIBOR
USD 3 Month + 3.50%), 4.60%
,
 07/21/28 . 375 364,513
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/03/24 .................. 502 496,332
Live Nation Entertainment, Inc., Term Loan B4,
10/19/26
(m)
...................... 768 749,112
Playtika Holding Corp., Term Loan B1,
03/13/28
(m)
...................... 286 282,625
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.01%
,
 05/30/25 .................. 8 7,918
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan, 05/18/25
(m)
........ 825 807,612
WMG Acquisition Corp., Term Loan G,
01/20/28
(m)
...................... 379 375,470
3,329,350
Equity Real Estate Investment Trusts (REITs) — 0.0%
RHP Hotel Properties LP, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.77%
,
 05/11/24
(a)
74 73,751
Food & Staples Retailing — 0.0%
US Foods, Inc., Term Loan B
(a)
 09/13/26
(m)
...................... 344 338,252
Security
Par (000)
Par (000) Value
Food & Staples Retailing (continued)
(LIBOR USD 3 Month + 2.75%),
3.26%, 11/22/28 ................ USD 164 $ 162,715
500,967
Food Products — 0.3%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
4.51%
,
 10/01/25 .................. 281 241,892
B&G Foods, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.50%), 3.26%
,
 10/10/26 ...... 44 42,870
Chobani LLC, Term Loan, 10/25/27
(m)
...... 759 742,921
Froneri International Ltd., Facility 1st Lien Term
Loan B2, 01/29/27
(m)
................ 560 546,440
Hostess Brands LLC, 1st Lien Term Loan B,
08/03/25
(m)
...................... 106 104,126
Naked Juice LLC, 1st Lien Term Loan,
01/24/29
(m)
...................... 814 797,891
Naked Juice LLC, 2nd Lien Term Loan, (LIBOR
USD 3 Month + 6.00%), 6.65%
,
 01/24/30 . 206 204,921
Nomad Foods Ltd., Facility Term Loan
B4, (LIBOR USD 3 Month + 2.25%),
2.76%
,
 05/15/24 .................. 378 374,373
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.25%
,
 06/08/28 .................. 157 155,201
Triton Water Holdings, Inc., 1st Lien Term Loan,
03/31/28
(m)
...................... 701 679,723
Utz Quality Foods LLC, 1st Lien Term Loan,
01/20/28
(m)
...................... 500 494,936
4,385,294
Health Care Equipment & Supplies — 0.2%
(a)
Chariot Buyer LLC, 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.50%), 4.51%
,
 11/03/28 .. 624 612,140
Femur Buyer, Inc., 1st Lien Term Loan,
5.51%
,
 03/05/26 .................. 200 180,814
Insulet Corp., Term Loan B, (LIBOR USD 1
Month + 3.25%), 4.01%
,
 05/04/28 ...... 187 186,781
Medline Borrower LP, Term Loan, 10/23/28
(m)
. 1,019 1,001,281
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.45%
,
 06/30/25 .................. 359 357,910
2,338,926
Health Care Providers & Services — 0.2%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan, 09/29/28
(m)
.................. 164 162,981
Electron Bidco, Inc., 1st Lien Term Loan,
11/01/28
(m)
...................... 752 745,340
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.51%
,
 10/10/25 . 332 201,862
EyeCare Partners LLC, 1st Lien Term Loan
(LIBOR USD 3 Month + 3.75%),
4.76%, 02/18/27 ................ 219 215,908
(LIBOR USD 3 Month + 3.75%),
4.76%, 11/15/28 ................ 55 53,924
EyeCare Partners LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.76%
,
 11/15/29 .................. 62 60,865
EyeCare Partners LLC, Delayed Draw 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.75%),
4.76%
,
 11/15/28 .................. 14 13,481
MED ParentCo LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.25%), 5.01%
,
 08/31/26 . 312 305,833

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Medical Solutions LLC, 2nd Lien Term Loan,
11/01/29
(m)
...................... USD 87 $ 83,194
Option Care Health, Inc., 1st Lien Term Loan,
10/27/28
(m)
...................... 92 91,510
PetVet Care Centers LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.26%
,
 02/14/25 .................. 6 5,881
Phoenix Newco, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.26%
,
 11/15/28 .................. 751 745,257
Vizient, Inc., Term Loan B, 04/28/29
(e)(m)
..... 53 52,801
Vizient, Inc., Term Loan B6, 05/06/26
(m)
..... 126 125,738
WP CityMD Bidco LLC, Term Loan, (LIBOR
USD 3 Month + 3.25%), 3.75%
,
 12/22/28 . 372 368,366
3,232,941
Health Care Technology — 0.1%
(a)
Change Healthcare Holdings, Inc. , Term
Loan, (LIBOR USD 1 Month + 2.50%),
3.50%
,
 03/01/24 .................. 626 624,466
GoodRx, Inc., 1st Lien Term Loan, (LIBOR USD
1 Month + 2.75%), 3.51%
,
 10/10/25 ..... 175 173,316
Polaris Newco LLC, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.00%),
4.76%
,
 06/02/28 .................. 372 367,863
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 4.46%
,
 08/27/25 . 456 454,413
1,620,058
Hotels, Restaurants & Leisure — 0.3%
(a)
1011778 B.C. Unlimited Liability Co., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
2.51%
,
 11/19/26 .................. 574 562,859
Bally's Corp., Facility Term Loan B, 10/02/28
(m)
125 124,230
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Month + 2.75%),
3.51%
,
 12/23/24 .................. 389 386,890
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 3.50%),
4.26%
,
 07/21/25 .................. 239 238,210
Carnival Corp., Term Loan, 3.75%
,
 06/30/25 .. 22 21,636
Churchill Downs, Inc., Facility Term Loan
B, (LIBOR USD 1 Month + 2.00%),
2.77%
,
 12/27/24 .................. 268 266,649
Churchill Downs, Inc., Term Loan B, 03/17/28
(m)
87 85,977
Fertitta Entertainment LLC, Term Loan B,
01/27/29
(m)
...................... 1,005 999,938
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 2.25%), 3.26%
,
 07/21/26 . 183 181,637
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 1 Month + 12.00%),
13.00%
,
 10/04/23
(e)
................ 23 24,675
IRB Holding Corp., Term Loan B, 02/05/25
(m)
. 184 181,837
Packers Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.25%), 4.00%
,
 03/09/28 . 330 323,692
Penn National Gaming, Inc., Term Loan B,
04/21/29
(m)
...................... 161 160,195
Scientific Games International, Inc., Term Loan
B, 3.57%
,
 04/14/29 ................ 147 146,174
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
3.02%
,
 02/08/27 .................. 507 500,024
Whatabrands LLC, Term Loan B, 08/03/28
(m)
. 329 325,284
4,529,907
Security
Par (000)
Par (000) Value
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., Term Loan,
05/17/28
(m)
...................... USD 511 $ 423,954
Hunter Douglas Holding BV, Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 02/26/29 .................. 421 400,055
Snap One Holdings Corp., Term Loan, (LIBOR
USD 3 Month + 4.50%), 5.51%
,
 12/08/28 . 251 242,856
SWF Holdings I Corp., 1st Lien Term Loan,
10/06/28
(m)
...................... 126 116,472
Weber-Stephen Products LLC, Term Loan
B, (LIBOR USD 1 Month + 3.25%),
4.01%
,
 10/30/27 .................. 108 104,493
1,287,830
Household Products — 0.1%
(a)
Diamond (BC) BV, Term Loan, 09/29/28
(m)
... 510 491,210
Pilot Travel Centers LLC, Term Loan B,
08/04/28
(m)
...................... 150 148,206
Spectrum Brands, Inc., Term Loan, (LIBOR
USD 1 Month + 2.00%), 2.76%
,
 03/03/28 . 56 55,795
695,211
Independent Power and Renewable Electricity Producers
— 0.0%
(a)
Calpine Corp., Term Loan, (LIBOR USD 1
Month + 2.00%), 2.76%
,
 08/12/26 ...... 73 71,813
Constellation Renewables LLC, Term
Loan, (LIBOR USD 3 Month + 2.50%),
3.50%
,
 12/15/27 .................. 214 213,415
285,228
Insurance — 0.4%
(a)
Alliant Holdings Intermediate LLC, Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.01%
,
 05/09/25 .................. 269 266,324
Alliant Holdings Intermediate LLC, Term
Loan B4, (LIBOR USD 1 Month + 3.50%),
4.05%
,
 11/05/27 .................. 862 855,056
AmWINS Group, Inc., Term Loan, (LIBOR USD
1 Month + 2.25%), 3.00% - 3.01%
,
 02/19/28 628 616,262
AssuredPartners, Inc., Term Loan
(LIBOR USD 1 Month + 3.50%),
4.26%, 02/12/27 ................ 424 417,546
Asurion LLC, 2nd Lien Term Loan B3, (LIBOR
USD 1 Month + 5.25%), 6.01%
,
 01/31/28 . 365 353,707
Asurion LLC, 2nd Lien Term Loan B4, (LIBOR
USD 1 Month + 5.25%), 6.01%
,
 01/20/29 . 227 219,963
Asurion LLC, Term Loan B6, (LIBOR USD 1
Month + 3.13%), 3.89%
,
 11/03/23 ....... 56 55,396
Asurion LLC, Term Loan B7, (LIBOR USD 1
Month + 3.00%), 3.76%
,
 11/03/24 ....... 189 187,371
Asurion LLC, Term Loan B8, (LIBOR USD 1
Month + 3.25%), 4.01%
,
 12/23/26 ...... 209 203,989
Hub International Ltd., Term Loan, 04/25/25
(m)
. 606 597,855
Hub International Ltd., Term Loan B3,
(LIBOR USD 2 Month + 3.25%), 4.18% -
4.35%
,
 04/25/25 .................. 335 333,382
NFP Corp., Term Loan, 4.01%
,
 02/15/27 .... 40 39,079
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.80%
,
 09/01/27 . 61 60,813
Sedgwick Claims Management Services, Inc.,
Term Loan
 12/31/25
(m)
...................... 314 311,119
(LIBOR USD 1 Month + 3.75%),
4.51%, 09/03/26 ................ 126 125,104

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Insurance (continued)
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ................ USD 57 $ 56,654
USI, Inc., Term Loan, (LIBOR USD 3 Month +
3.00%), 4.01%
,
 05/16/24 ............ 628 621,848
5,321,468
Interactive Media & Services — 0.2%
(a)
Adevinta ASA, Facility Term Loan B2, (LIBOR
USD 3 Month + 2.75%), 3.76%
,
 06/26/28 . 270 266,730
Arches Buyer Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 4.01%
,
 12/06/27 ...... 313 305,105
Camelot US Acquisition 1 Co., Term Loan
(LIBOR USD 1 Month + 3.00%),
3.76%, 10/30/26 ................ 392 386,702
(LIBOR USD 1 Month + 3.00%),
4.00%, 10/30/26 ................ 822 814,555
Grab Holdings, Inc., Term Loan, (LIBOR USD 3
Month + 4.50%), 5.50%
,
 01/29/26 ...... 804 781,963
Research Now Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 12/20/24 .................. 126 123,048
2,678,103
Internet & Direct Marketing Retail — 0.1%
(a)
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.50%),
4.25%
,
 11/08/27 .................. 125 123,794
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 4.26%
,
 02/12/27 ............ 601 584,883
Pug LLC, Term Loan B2, (LIBOR USD 1 Month
+ 4.25%), 5.01%
,
 02/12/27
(e)
.......... 39 38,320
746,997
IT Services — 0.2%
(a)
Applied Systems, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.00%), 4.01% -
5.50%
,
 09/19/24 .................. 53 52,889
Applied Systems, Inc., 2nd Lien Term Loan,
09/19/25
(m)
...................... 174 173,478
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 .................. 270 274,895
Epicor Software Corp., Term Loan C, (LIBOR
USD 1 Month + 3.25%), 4.01%
,
 07/30/27 . 78 77,735
FleetCor Technologies Operating Co. LLC, Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
2.51%
,
 04/28/28 .................. 331 324,330
Go Daddy Operating Co. LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
2.76%
,
 08/10/27 .................. 232 229,010
Ion Trading Finance Ltd., Term Loan, (LIBOR
USD 1 Month + 4.75%), 5.51%
,
 04/01/28 . 76 75,892
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
2.51%
,
 04/16/25 .................. 35 34,238
Trader Interactive LLC, Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.76%
,
 07/28/28
(e)
80 79,635
Venga Finance SARL, Term Loan, 12/04/28
(m)
. 92 89,351
Virtusa Corp., Term Loan B, (LIBOR USD 1
Month + 3.75%), 4.51%
,
 02/11/28 ....... 113 111,555
VS Buyer LLC, Term Loan, 02/28/27
(m)
...... 940 930,038
WEX, Inc., Term Loan B, (LIBOR USD 1 Month
+ 2.25%), 3.01%
,
 03/31/28 ........... 110 108,750
Security
Par (000)
Par (000) Value
IT Services (continued)
ZoomInfo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.76%
,
 02/02/26 . USD 32 $ 31,824
2,593,620
Leisure Products — 0.0%
Fender Musical Instruments Corp., Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.50%
,
 12/01/28
(a)
................. 124 123,372
Life Sciences Tools & Services — 0.2%
(a)
Avantor Funding, Inc., Term Loan B4,
11/21/24
(m)
...................... 29 28,667
Avantor Funding, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.25%), 3.01%
,
 11/08/27 .. 579 574,498
Catalent Pharma Solutions, Inc., Term Loan
B3, (LIBOR USD 1 Month + 2.00%),
2.69%
,
 02/22/28 .................. 310 308,743
eResearchTechnology, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
5.50%
,
 02/04/27 .................. 659 656,529
Icon plc, Term Loan, (LIBOR USD 3 Month +
2.25%), 3.31%
,
 07/03/28 ............ 120 119,480
ICON plc, Term Loan, (LIBOR USD 3 Month +
2.25%), 3.31%
,
 07/03/28 ............ 483 479,547
Maravai Intermediate Holdings LLC, Term Loan
B, 10/19/27
(m)
.................... 278 276,758
2,444,222
Machinery — 0.4%
(a)
Albion Financing 3 SARL, Term Loan, (LIBOR
USD 3 Month + 5.25%), 5.75%
,
 07/31/26 . 313 309,028
ASP Blade Holdings, Inc., Term Loan,
10/13/28
(m)
...................... 57 55,765
Clark Equipment Co., Term Loan B, 04/20/29
(m)
70 69,759
Columbus McKinnon Corp., Term Loan, (LIBOR
USD 3 Month + 2.75%), 3.81%
,
 05/14/28 . 50 48,996
Filtration Group Corp., Term Loan
 03/31/25
(m)
...................... 527 518,906
(LIBOR USD 1 Month + 3.50%),
4.00%, 10/21/28 ................ 174 171,731
Fluidra SA, Term Loan B, (LIBOR USD 1 Month
+ 2.00%), 2.80%
,
 01/29/29 ........... 53 52,310
Gardner Denver, Inc., Term Loan B2,
03/01/27
(m)
...................... 173 170,939
Gates Global LLC, Term Loan B3, (LIBOR USD
1 Month + 2.50%), 3.26%
,
 03/31/27 ..... 306 299,726
Husky Injection Molding Systems Ltd., Term
Loan, 03/28/25
(m)
.................. 760 741,608
Ingersoll-Rand Services Co., Term Loan
B1, (LIBOR USD 1 Month + 1.75%),
2.21%
,
 03/01/27 .................. 336 331,452
Madison IAQ LLC, Term Loan, (LIBOR USD 3
Month + 3.25%), 4.52%
,
 06/21/28 ...... 1,019 987,152
SPX Flow, Inc., Term Loan, 04/05/29
(m)
..... 248 241,413
TK Elevator Midco GmbH, Facility Term
Loan B1, (LIBOR USD 6 Month + 3.50%),
4.02%
,
 07/30/27 .................. 312 308,432
Vertiv Group Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 0.00% - 3.55%
,
 03/02/27 620 601,933
Zurn Industries LLC, 1st Lien Term Loan
B, (LIBOR USD 1 Month + 2.25%),
3.01%
,
 10/04/28 .................. 23 22,850
4,932,000

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Media — 0.4%
AVSC Holding Corp., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.25%),
4.50%
,
 03/03/25
(a)
................. USD 526 $ 488,210
AVSC Holding Corp., 1st Lien Term Loan B3,
5.00%
,
 10/15/26
(n)
................. 179 202,598
Cable One, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.00%), 2.76%
,
 05/03/28
(a)
..... 124 122,574
Charter Communications Operating LLC, Term
Loan B1, 04/30/25
(a)(m)
.............. 154 152,780
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.26% - 4.74%
,
 08/21/26
(a)
........... 823 802,215
CMG Media Corp., 1st Lien Term Loan
B, (LIBOR USD 1 Month + 3.50%),
4.26%
,
 12/17/26
(a)
................. 176 173,076
CSC Holdings LLC, Term Loan
(a)
(LIBOR USD 1 Month + 2.25%),
2.80%, 07/17/25 ................ 309 302,395
(LIBOR USD 1 Month + 2.50%),
3.05%, 04/15/27 ................ 202 197,802
DirectV Financing LLC, Term Loan, (LIBOR
USD 1 Month + 5.00%), 5.76%
,
 08/02/27
(a)
753 748,773
Eagle Broadband Investments LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
4.06%
,
 11/12/27
(a)
................. 168 166,632
EW Scripps Co. (The), Term Loan B3, (LIBOR
USD 1 Month + 2.75%), 3.51%
,
 01/07/28
(a)
91 90,153
Learfield Communications LLC, 1st Lien Term
Loan, 12/01/23
(a)(m)
................. 317 300,718
Nexstar Media, Inc., Term Loan B4, (LIBOR
USD 1 Month + 2.50%), 3.30%
,
 09/18/26
(a)
64 63,683
Sinclair Television Group, Inc., Term Loan B4,
04/21/29
(a)(m)
..................... 347 335,723
Trader Corp., 1st Lien Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 09/28/23
(a)(e)
... 541 538,295
Voyage Digital Ltd., Term Loan, 03/03/29
(a)(e)(m)
180 177,300
Ziggo Financing Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
3.05%
,
 04/30/28
(a)
................. 179 175,196
5,038,123
Metals & Mining — 0.1%
Equinox Holdings Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.00%),
4.01%
,
 03/08/24
(a)
................. 922 870,901
Oil, Gas & Consumable Fuels — 0.2%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 10.02%
,
 11/01/25 ............ 208 221,607
Freeport LNG investments, LLLP, Term Loan B,
12/21/28
(m)
...................... 561 557,304
Lucid Energy Group II Borrower LLC, Term
Loan, (LIBOR USD 1 Month + 4.25%),
5.00%
,
 11/24/28 .................. 500 494,805
Medallion Midland Acquisition LLC, Term Loan,
10/18/28
(m)
...................... 376 374,827
Murphy Oil USA, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 2.55%
,
 01/31/28 . 63 63,202
Oryx Midstream Services Permian Basin LLC,
Term Loan, 10/05/28
(m)
.............. 626 622,313
2,334,058
Security
Par (000)
Par (000) Value
Personal Products — 0.1%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, 10/01/26
(a)(m)
.............. USD 1,132 $ 1,120,850
Pharmaceuticals — 0.2%
(a)
Amneal Pharmaceuticals LLC, Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.31%
,
 05/04/25 .................. 264 260,371
Bausch Health Co., Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.76%
,
 06/02/25 . 294 292,311
Bausch Health Cos., Inc., Term Loan B,
01/27/27
(m)
...................... 450 434,812
Elanco Animal Health, Inc., Term Loan,
08/01/27
(m)
...................... 288 281,768
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.76%
,
 11/15/27 .................. 123 119,859
Jazz Pharmaceuticals plc, Term Loan,
05/05/28
(m)
...................... 502 500,903
Medical Solutions LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 11/01/28 .................. 381 376,817
Medical Solutions LLC, Delayed Draw 1st Lien
Term Loan, 11/01/28
(m)
.............. 72 71,776
Organon & Co., Term Loan, (LIBOR USD 3
Month + 3.00%), 3.56%
,
 06/02/28 ...... 204 203,255
Precision Medicine Group LLC, Delayed Draw
Term Loan, 11/18/27
(m)
.............. 50 49,375
Precision Medicine Group LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
4.01%
,
 11/18/27 .................. 451 442,959
3,034,206
Professional Services — 0.3%
(a)
AlixPartners LLP, Term Loan, (LIBOR USD 1
Month + 2.75%), 3.25%
,
 02/04/28 ...... 752 743,411
CoreLogic, Inc., 1st Lien Term Loan, 06/02/28
(e)
(m)
............................ 844 791,022
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.92%
,
 02/06/26 .................. 637 631,851
Dun & Bradstreet Corp. (The), Term Loan
B2, (LIBOR USD 1 Month + 3.25%),
3.92%
,
 01/18/29 .................. 128 126,880
Element Materials Technology Group US
Holdings, Inc., Delayed Draw Term Loan,
04/12/29
(m)
...................... 129 128,583
Element Materials Technology Group US
Holdings, Inc., Term Loan B, 04/12/29
(m)
.. 280 278,596
Galaxy US Opco, Inc., Term Loan, 04/06/29
(e)(m)
302 294,073
Genuine Financial Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
4.51%
,
 07/11/25 .................. 348 345,640
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 2.51%
,
 11/16/26 ..... 216 212,533
Trans Union LLC, Term Loan B6, (LIBOR USD
1 Month + 2.25%), 3.01%
,
 12/01/28 ..... 730 721,408
4,273,997
Road & Rail — 0.1%
(a)
Genesee & Wyoming, Inc., Term Loan,
12/30/26
(m)
...................... 316 313,004
SIRVA Worldwide, Inc., 1st Lien Term Loan,
6.01% - 6.74%
,
 08/04/25 ............ 183 170,530
Uber Technologies, Inc., Term Loan, 02/25/27
(m)
620 617,115
1,100,649

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment — 0.0%
Synaptics, Inc., Term Loan, (LIBOR USD 3
Month + 2.25%), 2.75%
,
 12/02/28
(a)
..... USD 90 $ 89,080
Software — 1.0%
(a)
Barracuda Networks, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.73%
,
 02/12/25 .................. 646 644,532
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.51%
,
 10/02/25 . 626 617,704
CCC Intelligent Solutions, Inc., Term Loan,
09/21/28
(m)
...................... 256 252,833
Cloudera, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.51%
,
 10/08/28 . 916 899,970
Cloudera, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.00%), 6.76%
,
 10/08/29
(e)
152 147,440
ConnectWise LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 4.26%
,
 09/29/28 ...... 174 172,263
Cornerstone OnDemand, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.51%
,
 10/16/28 .................. 182 179,194
E2open LLC, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 4.00%
,
 02/04/28 ........... 40 39,588
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.76%
,
 12/01/27 .................. 1,094 1,089,654
Helios Software Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.39%
,
 03/11/28 .................. 221 219,791
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 2.75%), 3.56%
,
 10/27/28 ...... 757 744,933
Instructure Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 2.75%), 3.27%
,
 10/30/28 . 109 108,046
Magenta Buyer LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 5.00%),
6.23%
,
 07/27/28 .................. 503 495,002
Magenta Buyer LLC, 2nd Lien Term Loan,
07/27/29
(m)
...................... 358 350,510
McAfee Corp., Term Loan B1, (LIBOR USD 1
Month + 4.00%), 4.84%
,
 03/01/29
(e)
..... 684 665,190
MH Sub I LLC, 1st Lien Term Loan
(LIBOR USD 1 Month + 3.50%),
4.26%, 09/13/24 ................ 690 684,935
(LIBOR USD 1 Month + 3.75%),
4.75%, 09/13/24 ................ 876 870,893
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 7.01%
,
 02/23/29 . 262 258,183
Netsmart, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.76%
,
 10/01/27 . 198 196,547
Planview Parent, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.01%
,
 12/17/27 .................. 434 427,724
Proofpoint, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.25%), 3.76%
,
 08/31/28 . 1,126 1,106,938
RealPage, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 4.01%
,
 04/24/28 . 1,449 1,424,645
Severin Acquisition LLC, 1st Lien Term Loan,
08/01/25
(m)
...................... 251 248,804
Sophia LP, 1st Lien Term Loan, (LIBOR USD 3
Month + 3.25%), 4.26%
,
 10/07/27 ...... 313 309,097
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
2.51%
,
 04/16/25 .................. 28 27,793
Security
Par (000)
Par (000) Value
Software (continued)
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
8.02%
,
 03/03/28 .................. USD 458 $ 457,316
UKG, Inc., 1st Lien Term Loan
(LIBOR USD 3 Month + 3.25%),
4.21%, 05/04/26 ................ 548 542,283
(LIBOR USD 3 Month + 3.75%),
4.76%, 05/04/26 ................ 1,038 1,032,673
UKG, Inc., 2nd Lien Term Loan, 05/03/27
(m)
.. 189 186,871
14,401,352
Specialty Retail — 0.2%
(a)
EG Group Ltd., Facility Term Loan
(LIBOR USD 3 Month + 4.00%),
5.01%, 02/07/25 ................ 441 430,891
(LIBOR USD 3 Month + 4.25%),
5.26%, 03/31/26 ................ 256 250,654
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, 11/24/28
(m)
.............. 110 108,902
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (LIBOR USD 1 Month +
4.00%), 4.75%
,
 05/04/28 ............ 509 505,619
PetSmart LLC, Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 02/11/28 ....... 1,244 1,231,067
Restoration Hardware, Inc., Term Loan, (LIBOR
USD 1 Month + 2.50%), 3.26%
,
 10/20/28 . 164 157,579
Woof Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.68%
,
 12/21/27 .................. 219 216,968
2,901,680
Technology Hardware, Storage & Peripherals — 0.0%
Electronics for Imaging, Inc., 1st Lien Term
Loan, 5.76%
,
 07/23/26
(a)
............. 162 156,821
Textiles, Apparel & Luxury Goods — 0.0%
Crocs, Inc., Term Loan, (LIBOR USD 6 Month +
3.50%), 4.03% - 4.45%
,
 02/20/29
(a)
...... 449 437,964
Trading Companies & Distributors — 0.1%
(a)
Beacon Roofing Supply, Inc., Term Loan,
(LIBOR USD 1 Month + 2.25%),
3.01%
,
 05/19/28 .................. 376 371,691
Core & Main LP, Term Loan B, (LIBOR USD 1
Month + 2.50%), 3.20% - 4.32%
,
 07/27/28 . 758 744,380
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
4.01% - 4.49%
,
 01/31/28 ............ 217 209,156
SRS Distribution, Inc., Term Loan, (LIBOR USD
3 Month + 3.50%), 4.00%
,
 06/02/28 ..... 170 163,893
TMK Hawk Parent Corp., Term Loan A, (LIBOR
USD 1 Month + 7.50%), 8.50%
,
 05/30/24
(e)
130 120,788
TMK Hawk Parent Corp., Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.50%
,
 08/28/24 . 421 347,487
1,957,395
Transportation Infrastructure — 0.0%
(a)
KKR Apple Bidco LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.76%
,
 09/22/28 .................. 87 85,770
KKR Apple Bidco LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
6.51%
,
 09/21/29 .................. 35 34,912
120,682

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.25%),
3.50%
,
 05/27/24 .................. USD 450 $ 427,804
Gogo Intermediate Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.99%
,
 04/30/28 .................. 131 129,663
MetroNet Systems Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 06/02/28 .................. 92 91,402
SBA Senior Finance II LLC, Term Loan,
04/11/25
(m)
...................... 213 209,261
858,130
Total Floating Rate Loan Interests — 8.9%
(Cost: $124,378,874) .............................. 122,867,262
Foreign Agency Obligations
China — 0.0%
Industrial & Commercial Bank of China Ltd.,
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.37%), 3.20%
(a)
(d)(g)
........................... 390 372,060
Colombia — 0.1%
Ecopetrol SA, 4.63%
,
11/02/31 ........... 380 317,490
Empresas Publicas de Medellin ESP, 4.25%
,
07/18/29
(b)
...................... 345 289,973
607,463
India — 0.0%
Power Finance Corp. Ltd., 6.15%
,
12/06/28
(d)
. 250 263,953
Indonesia — 0.1%
(d)
Bank Tabungan Negara Persero Tbk. PT,
4.20%
,
01/23/25 .................. 250 241,278
Pertamina Persero PT, 3.65%
,
07/30/29 .... 592 561,216
802,494
Mexico — 0.1%
Petroleos Mexicanos
6.50%, 03/13/27 .................. 435 415,551
5.95%, 01/28/31 .................. 519 435,540
6.70%, 02/16/32 .................. 585 504,083
6.75%, 09/21/47 .................. 136 98,216
7.69%, 01/23/50 .................. 412 321,566
1,774,956
Morocco — 0.0%
OCP SA, 5.13%
,
06/23/51
(d)
............. 217 167,453
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA,
5.13%
,
08/11/61
(b)
................. 200 171,287
Ukraine — 0.0%
NPC Ukrenergo, 6.88%
,
11/09/26
(b)
........ 275 85,250
Total Foreign Agency Obligations — 0.3%
(Cost: $4,982,131) ............................... 4,244,916
Foreign Government Obligations
Argentina — 0.0%
Argentine Republic, 2.50%
,
07/09/41
(k)
..... 756 252,126
Bahrain — 0.0%
Kingdom of Bahrain, 6.75%
,
09/20/29
(d)
..... 457 461,370
Security
Par (000)
Par (000) Value
Chile — 0.0%
Republic of Chile, 4.34%
,
03/07/42 ........ USD 468 $ 428,454
Colombia — 0.1%
Republic of Colombia
4.50%, 01/28/26 .................. 531 510,191
3.88%, 04/25/27 .................. 205 187,293
3.13%, 04/15/31 .................. 1,053 823,841
1,521,325
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95%, 01/25/27
(d)
................. 700 702,537
5.50%, 02/22/29
(b)
................. 261 243,105
4.50%, 01/30/30
(b)
................. 383 329,093
4.88%, 09/23/32
(b)
................. 417 350,098
6.40%, 06/05/49
(d)
................. 396 334,323
1,959,156
Egypt — 0.0%
Arab Republic of Egypt
(b)
5.75%, 05/29/24 .................. 200 186,500
7.50%, 02/16/61 .................. 200 133,500
320,000
Guatemala — 0.1%
Republic of Guatemala
5.38%, 04/24/32
(b)
................. 200 199,475
3.70%, 10/07/33
(d)
................. 408 350,447
4.65%, 10/07/41
(b)
................. 521 445,227
995,149
Indonesia — 0.1%
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
(d)
6.15%, 05/21/48 .................. 200 200,725
4.88%, 07/17/49 .................. 200 168,750
Republic of Indonesia
4.10%, 04/24/28 .................. 1,354 1,362,716
5.13%, 01/15/45
(d)
................. 240 234,927
1,967,118
Ivory Coast — 0.0%
Republic of Cote d'Ivoire, 6.38%
,
03/03/28
(d)
.. 563 554,661
Mexico — 0.2%
Petroleos Mexicanos, 6.38%
,
01/23/45 ..... 446 319,051
United Mexican States
3.75%, 01/11/28 .................. 932 896,584
2.66%, 05/24/31 .................. 843 707,698
8.30%, 08/15/31 .................. 35 44,577
1,967,910
Mongolia — 0.0%
State of Mongolia
(d)
8.75%, 03/09/24 .................. 200 204,600
5.13%, 04/07/26 .................. 200 187,022
391,622
Morocco — 0.0%
Kingdom of Morocco, 3.00%
,
12/15/32
(b)
.... 499 394,210
Nigeria — 0.0%
(d)
Federal Republic of Nigeria, 7.88%
,
02/16/32 . 356 298,150
Nigeria Government Bond, 7.63%
,
11/28/47 .. 213 150,697
448,847
Oman — 0.1%
Oman Government Bond
(d)
6.50%, 03/08/47 .................. 427 389,637

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Oman (continued)
6.75%, 01/17/48 .................. USD 754 $ 703,105
1,092,742
Pakistan — 0.0%
Islamic Republic of Pakistan, 7.38%
,
04/08/31
(d)
240 183,626
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28 .................. 330 319,440
3.16%, 01/23/30 .................. 1,200 1,090,725
1,410,165
Paraguay — 0.1%
Republic of Paraguay
(b)
4.95%, 04/28/31 .................. 200 196,163
5.40%, 03/30/50 .................. 455 401,907
598,070
Peru — 0.1%
Peru Government Bond, 1.86%
,
12/01/32 ... 426 330,363
Republic of Peru, 2.78%
,
01/23/31 ........ 665 574,934
905,297
Qatar — 0.0%
State of Qatar, 4.00%
,
03/14/29
(b)
......... 200 204,750
Romania — 0.1%
Romania Government Bond
(b)
3.00%, 02/14/31 .................. 350 298,003
3.63%, 03/27/32 .................. 568 488,942
786,945
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
(d)
4.50%, 04/17/30 .................. 515 538,175
2.25%, 02/02/33 .................. 739 641,083
1,179,258
South Africa — 0.1%
Republic of South Africa
5.65%, 09/27/47 .................. 431 339,763
5.75%, 09/30/49 .................. 433 342,151
681,914
Sri Lanka — 0.1%
Democratic Socialist Republic of Sri Lanka
(c)(d)(i)
6.85%, 03/14/24 .................. 493 210,812
6.35%, 06/28/24 .................. 415 177,458
7.85%, 03/14/29 .................. 370 156,366
7.55%, 03/28/30 .................. 414 174,960
719,596
Ukraine — 0.1%
Ukraine Government Bond
7.75%, 09/01/23
(d)
................. 340 134,300
8.99%, 02/01/24
(d)
................. 658 231,945
7.75%, 09/01/24
(d)
................. 45 15,187
7.75%, 09/01/25
(d)
................. 235 76,566
7.25%, 03/15/33
(b)
................. 526 163,060
621,058
Uruguay — 0.0%
Oriental Republic of Uruguay, 4.38%
,
10/27/27 180 184,028
Total Foreign Government Obligations — 1.5%
(Cost: $24,106,059) ............................... 20,229,397
Security
Shares
Shares Value
Investment Companies
(o)
BlackRock Allocation Target Shares- BATS
Series A ........................ 3,000,118 $ 28,711,128
BlackRock Floating Rate Income Portfolio,
Class K ........................ 1,588,521 15,503,966
iShares iBoxx $ High Yield Corporate Bond ETF 595,409 46,757,469
Total Investment Companies — 6.6%
(Cost: $97,347,392) ............................... 90,972,563
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.2%
Alternative Loan Trust
(a)
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 1.65%), 1.86%, 06/25/35 ..... USD 46 42,389
Series 2005-72, Class A3, (LIBOR USD 1
Month + 0.60%), 1.27%, 01/25/36 .... 73 64,289
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.73%), 1.95%,
11/25/46 ..................... 70 59,033
Series 2006-OA8, Class 1A1, (LIBOR USD 1
Month + 0.38%), 1.05%, 07/25/46 .... 159 144,239
Series 2007-OA3, Class 1A1, (LIBOR USD 1
Month + 0.28%), 0.95%, 04/25/47 .... 188 170,486
American Home Mortgage Assets Trust, Series
2006-5, Class A1, (Federal Reserve US 12
Month Cumulative Average 1 Year CMT +
0.92%), 1.14%, 11/25/46
(a)
............ 879 304,289
Banc of America Mortgage Trust, Series 2007-
4, Class 1A1, 6.25%, 12/28/37 ......... 33 29,335
Impac CMB Trust, Series 2005-6, Class 1A1,
(LIBOR USD 1 Month + 0.50%), 1.17%,
10/25/35
(a)
...................... 187 182,831
Prima Capital CRE Securitization Ltd., Series
2016-6A, Class C, 4.00%, 08/24/40
(b)(e)
... 2,000 1,913,400
Reperforming Loan REMIC Trust, Series 2005-
R2, Class 1AF1, (LIBOR USD 1 Month +
0.34%), 1.01%, 06/25/35
(a)(b)
.......... 45 43,619
Structured Asset Mortgage Investments II Trust,
Series 2006-AR6, Class 2A1, (LIBOR USD 1
Month + 0.38%), 1.05%, 07/25/46
(a)
..... 75 62,258
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust, Series 2006-4,
Class 3A1, 7.00%, 05/25/36
(k)
......... 360 332,292
3,348,460
Commercial Mortgage-Backed Securities — 3.2%
280 Park Avenue Mortgage Trust, Series
2017-280P, Class E, (LIBOR USD 1 Month +
2.12%), 2.61%, 09/15/34
(a)(b)
.......... 630 614,207
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (LIBOR USD 1 Month + 2.10%),
2.65%, 04/15/35
(a)(b)
................ 540 521,195
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class E, (LIBOR USD 1 Month + 3.05%),
3.60%, 12/15/36
(a)(b)
................ 106 97,898
BAMLL Commercial Mortgage Securities Trust,
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 2.25%, 09/15/34
(a)(b)
.... 1,058 1,013,347
Bayview Commercial Asset Trust, Series
2007-4A, Class A1, (LIBOR USD 1 Month +
0.45%), 1.12%, 09/25/37
(a)(b)
.......... 324 304,839

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BBCMS Mortgage Trust
(a)(b)
Series 2017-DELC, Class E, (LIBOR USD 1
Month + 2.50%), 3.05%, 08/15/36 .... USD 200 $ 194,712
Series 2017-DELC, Class F, (LIBOR USD 1
Month + 3.50%), 4.05%, 08/15/36 .... 130 126,248
Series 2018-CHRS, Class E, 4.41%,
08/05/38 ..................... 200 156,549
Benchmark Mortgage Trust
(a)
Series 2018-B5, Class D, 3.26%, 07/15/51
(b)
550 431,256
Series 2018-B7, Class C, 5.01%, 05/15/53 . 500 492,818
BFLD Trust, Series 2020-EYP, Class E, (LIBOR
USD 1 Month + 3.70%), 4.25%, 10/15/35
(a)(b)
1,400 1,371,422
BPR Trust, Series 2021-TY, Class E, (LIBOR
USD 1 Month + 3.60%), 4.15%, 09/15/38
(a)(b)
325 321,257
BX Commercial Mortgage Trust
(a)(b)
Series 2019-XL, Class G, (LIBOR USD 1
Month + 2.30%), 2.85%, 10/15/36 .... 1,063 1,038,519
Series 2019-XL, Class J, (LIBOR USD 1
Month + 2.65%), 3.20%, 10/15/36 .... 1,649 1,609,632
Series 2021-21M, Class E, (LIBOR USD 1
Month + 2.17%), 2.72%, 10/15/36 .... 814 785,035
Series 2021-CIP, Class E, (LIBOR USD 1
Month + 2.82%), 3.37%, 12/15/38 .... 978 941,272
Series 2021-NWM, Class A, (LIBOR USD 1
Month + 0.91%), 1.46%, 02/15/33
(e)
... 1,164 1,140,230
Series 2021-NWM, Class B, (LIBOR USD 1
Month + 2.15%), 2.70%, 02/15/33
(e)
... 683 668,850
Series 2021-NWM, Class C, (LIBOR USD 1
Month + 4.25%), 4.80%, 02/15/33
(e)
... 550 539,000
Series 2021-SOAR, Class J, (LIBOR USD 1
Month + 3.75%), 4.30%, 06/15/38 .... 710 675,876
Series 2021-VINO, Class F, (LIBOR USD 1
Month + 2.80%), 3.36%, 05/15/38 .... 1,356 1,298,270
Series 2021-XL2, Class F, (LIBOR USD 1
Month + 2.24%), 2.80%, 10/15/38 .... 971 938,361
Series 2022-LP2, Class F, (TSFR1M +
3.26%), 3.78%, 02/15/39 .......... 1,066 1,039,493
BX Trust
(a)(b)
Series 2021-ARIA, Class G, (LIBOR USD 1
Month + 3.14%), 3.70%, 10/15/36 .... 970 930,113
Series 2021-LBA, Class GJV, (LIBOR USD 1
Month + 3.00%), 3.56%, 02/15/36 .... 900 851,602
Series 2021-LBA, Class GV, (LIBOR USD 1
Month + 3.00%), 3.56%, 02/15/36 .... 600 574,991
Series 2021-MFM1, Class E, (LIBOR USD 1
Month + 2.25%), 2.80%, 01/15/34 .... 340 330,201
Series 2021-MFM1, Class F, (LIBOR USD 1
Month + 3.00%), 3.55%, 01/15/34 .... 530 508,786
Series 2021-SDMF, Class J, (LIBOR USD 1
Month + 4.03%), 4.59%, 09/15/34 .... 92 87,819
Series 2021-SOAR, Class G, (LIBOR USD 1
Month + 2.80%), 3.35%, 06/15/38 .... 900 859,974
Series 2021-VIEW, Class E, (LIBOR USD 1
Month + 3.60%), 4.15%, 06/15/23 .... 693 666,698
Series 2022-IND, Class E, (TSFR1M +
3.99%), 4.34%, 04/15/37 .......... 630 628,616
BXP Trust, Series 2021-601L, Class D, 2.87%,
01/15/44
(a)(b)
..................... 390 297,183
Citigroup Commercial Mortgage Trust
(a)
Series 2016-C1, Class D, 5.11%, 05/10/49
(b)
110 101,124
Series 2018-C6, Class C, 5.23%, 11/10/51 . 361 359,482
Commercial Mortgage Trust
Series 2013-GAM, Class E, 3.53%,
02/10/28
(a)(b)
................... 900 839,931
Series 2015-LC19, Class D, 2.87%,
02/10/48
(b)
.................... 166 148,546
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-LC21, Class C, 4.48%,
07/10/48
(a)
.................... USD 600 $ 581,045
Series 2018-HCLV, Class B, (LIBOR USD 1
Month + 1.40%), 1.95%, 09/15/33
(a)(b)
.. 400 389,249
Credit Suisse Mortgage Capital Certificates,
Series 2021-980M, Class E, 3.65%,
07/15/31
(a)(b)
..................... 125 108,116
CSAIL Commercial Mortgage Trust, Series
2018-C14, Class D, 5.09%, 11/15/51
(a)(b)
.. 232 201,815
CSMC Trust
(a)(b)
Series 2020-FACT, Class E, (LIBOR USD 1
Month + 4.86%), 5.42%, 10/15/37 .... 339 338,403
Series 2021-BHAR, Class E, (LIBOR USD 1
Month + 3.50%), 4.06%, 11/15/38 .... 97 97,000
DBGS Mortgage Trust, Series 2018-BIOD,
Class F, (LIBOR USD 1 Month + 2.00%),
2.49%, 05/15/35
(a)(b)
................ 402 390,747
DBUBS Mortgage Trust, Series 2017-BRBK,
Class F, 3.65%, 10/10/34
(a)(b)
.......... 320 296,162
ELP Commercial Mortgage Trust
(a)(b)
Series 2021-ELP, Class G, (LIBOR USD 1
Month + 3.12%), 3.67%, 11/15/38 .... 860 819,735
Series 2021-ELP, Class J, (LIBOR USD 1
Month + 3.61%), 4.17%, 11/15/38 .... 330 314,106
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (LIBOR USD 1
Month + 2.25%), 2.81%, 07/15/38 .... 805 790,512
Series 2021-ESH, Class E, (LIBOR USD 1
Month + 2.85%), 3.40%, 07/15/38 .... 517 505,881
Series 2021-ESH, Class F, (LIBOR USD 1
Month + 3.70%), 4.25%, 07/15/38 .... 547 535,694
GS Mortgage Securities Corp. Trust, Series
2021-DM, Class F, (LIBOR USD 1 Month +
3.44%), 3.99%, 11/15/36
(a)(b)
.......... 483 468,958
GS Mortgage Securities Trust, Series 2015-
GC32, Class D, 3.35%, 07/10/48 ....... 180 159,639
HONO Mortgage Trust
(a)(b)
Series 2021-LULU, Class E, (LIBOR USD 1
Month + 3.35%), 3.90%, 10/15/36 .... 274 267,912
Series 2021-LULU, Class F, (LIBOR USD 1
Month + 4.40%), 4.95%, 10/15/36 .... 157 153,412
JPMCC Commercial Mortgage Securities
Trust, Series 2019-COR5, Class D, 3.00%,
06/13/52
(b)
...................... 2,000 1,614,136
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C5, Class C, 4.51%, 03/15/50
(a)
135 118,058
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)
Series 2015-JP1, Class D, 4.38%, 01/15/49 500 441,343
Series 2015-JP1, Class E, 4.38%,
01/15/49
(b)
.................... 221 176,718
Series 2022-NLP, Class F, (TSFR1M +
3.54%), 0.00%, 04/15/37
(b)
......... 770 740,740
Series 2022-OPO, Class D, 3.56%,
01/05/39
(b)
.................... 250 217,099
Life Mortgage Trust, Series 2021-BMR, Class
F, (LIBOR USD 1 Month + 2.35%), 2.90%,
03/15/38
(a)(b)
..................... 781 750,199
MAD Mortgage Trust, Series 2017-330M, Class
E, 4.17%, 08/15/34
(a)(b)(e)
............. 151 150,094
Med Trust
(a)(b)
Series 2021-MDLN, Class F, (LIBOR USD 1
Month + 4.00%), 4.56%, 11/15/38 .... 1,000 972,462
Series 2021-MDLN, Class G, (LIBOR USD 1
Month + 5.25%), 5.81%, 11/15/38 .... 1,870 1,819,875

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-W10, Class G, (TSFR1M +
4.22%), 4.73%, 12/15/34
(a)(b)
.......... USD 287 $ 286,908
MHP, Series 2021-STOR, Class J, (LIBOR USD
1 Month + 3.95%), 4.50%, 07/15/38
(a)(b)
... 138 134,109
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2015-C25, Class D, 3.07%, 10/15/48 222 195,738
Series 2015-C26, Class D, 3.06%,
10/15/48
(b)
.................... 252 220,628
Morgan Stanley Capital I Trust
Series 2015-MS1, Class C, 4.17%,
05/15/48
(a)
.................... 140 130,352
Series 2015-MS1, Class D, 4.17%,
05/15/48
(a)(b)
................... 356 308,965
Series 2017-CLS, Class E, (LIBOR USD 1
Month + 1.95%), 2.50%, 11/15/34
(a)(b)
.. 531 521,660
Series 2017-HR2, Class D, 2.73%, 12/15/50 250 193,619
Series 2018-H3, Class C, 5.03%, 07/15/51
(a)
320 314,602
Series 2018-MP, Class E, 4.42%, 07/11/40
(a)
(b)
.......................... 238 193,645
Series 2018-SUN, Class F, (LIBOR USD 1
Month + 2.55%), 3.10%, 07/15/35
(a)(b)
.. 450 433,099
Motel Trust, Series 2021-MTL6, Class F,
(LIBOR USD 1 Month + 3.55%), 4.10%,
09/15/38
(a)(b)
..................... 110 107,094
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class F, (TSFR1M + 5.29%), 5.79%,
03/15/39
(a)(b)
..................... 1,977 1,956,483
PKHL Commercial Mortgage Trust, Series
2021-MF, Class G, (LIBOR USD 1 Month +
4.35%), 4.91%, 07/15/38
(a)(b)
.......... 100 96,026
SREIT Trust, Series 2021-MFP2, Class J,
(LIBOR USD 1 Month + 3.92%), 4.47%,
11/15/36
(a)(b)
..................... 173 167,715
STWD Trust, Series 2021-FLWR, Class G,
(LIBOR USD 1 Month + 3.67%), 4.22%,
07/15/23
(a)(b)
..................... 215 204,858
TPGI Trust
(a)(b)
Series 2021-DGWD, Class F, (LIBOR USD 1
Month + 3.00%), 3.55%, 06/15/26 .... 379 363,814
Series 2021-DGWD, Class G, (LIBOR USD
1 Month + 3.85%), 4.40%, 06/15/26 ... 131 125,168
VCC Trust, Series 2020-MC1, Class A, 4.50%,
06/25/45
(a)(b)
..................... 133 132,512
Wells Fargo Commercial Mortgage Trust
Series 2016-NXS5, Class B, 5.12%,
01/15/59
(a)
.................... 250 253,617
Series 2017-C39, Class C, 4.12%, 09/15/50 113 105,832
Series 2017-C41, Class D, 2.60%,
11/15/50
(a)(b)
................... 342 248,318
Series 2018-C44, Class C, 4.99%,
05/15/51
(a)
.................... 170 163,649
Series 2018-C44, Class D, 3.00%,
05/15/51
(b)
.................... 240 187,403
Series 2018-C45, Class C, 4.73%, 06/15/51 110 105,381
44,075,657
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class XD, 1.46%,
10/15/48
(a)(b)
..................... 4,650 187,349
Total Non-Agency Mortgage-Backed Securities — 3.4%
(Cost: $49,188,376) ............................... 47,611,466
Security
Par (000)
Par (000) Value
Preferred Securities
Capital Trusts — 2.4%
Banks — 0.9%
(a)(g)
Bank of America Corp.
Series JJ, (LIBOR USD 3 Month + 3.29%),
5.13% ....................... USD 1,900 $ 1,852,025
Series RR, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.76%),
4.38% ....................... 1,350 1,194,750
Citigroup, Inc.
Series U, (SOFR + 3.81%), 5.00% ...... 3,350 3,169,937
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ....................... 600 544,500
JPMorgan Chase & Co., Series FF, (SOFR +
3.38%), 5.00% ................... 1,550 1,468,935
PNC Financial Services Group, Inc. (The),
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.60%),
3.40% ......................... 1,750 1,505,000
US Bancorp, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.54%),
3.70% ......................... 855 730,401
Wells Fargo & Co.
Series S, (LIBOR USD 3 Month + 3.11%),
5.90% ....................... 200 195,750
Series BB, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.45%),
3.90% ....................... 2,300 2,098,635
12,759,933
Capital Markets — 0.5%
(a)(g)
Bank of New York Mellon Corp. (The), Series
H, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%), 3.70% . 1,575 1,456,875
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.17%),
4.00% ....................... 1,575 1,428,131
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 10 Year + 3.08%),
4.00% ....................... 1,730 1,466,383
Goldman Sachs Group, Inc. (The)
Series R, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.22%),
4.95% ....................... 1,445 1,390,813
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.97%),
3.80% ....................... 1,250 1,099,980
6,842,182
Consumer Finance — 0.4%
(a)(g)
Ally Financial, Inc., Series B, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.87%), 4.70% .................. 2,450 2,115,575
Discover Financial Services, Series C, (LIBOR
USD 3 Month + 3.08%), 5.50% ........ 1,500 1,351,320
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70% . 786 767,332
4,234,227
Diversified Financial Services — 0.1%
Voya Financial, Inc., Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.36%), 6.13%
(a)(g)
............ 1,465 1,457,675

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Electric Utilities — 0.2%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(a)(g)
............ USD 2,375 $ 2,190,534
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 5.74%),
7.00%
(a)(b)(g)
...................... 223 216,868
Insurance — 0.1%
MetLife, Inc., Series G, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.58%), 3.85%
(a)(g)
................ 1,950 1,856,985
Oil, Gas & Consumable Fuels — 0.2%
(a)(g)
Energy Transfer LP, Series G, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.31%), 7.13% .............. 3,425 3,231,830
EnLink Midstream Partners LP, Series C,
(LIBOR USD 3 Month + 4.11%), 6.00% ... 918 679,320
3,911,150
Total Capital Trusts — 2.4%
(Cost: $36,760,320) ............................... 33,469,554
Shares
Shares
Preferred Stocks — 0.4%
Consumer Finance — 0.1%
SLM Corp., Series B, (LIBOR USD 3 Month +
1.70%), 2.62%
(a)(g)
................. 11,500 678,500
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP, Series E, (LIBOR USD 3
Month + 5.16%), 7.60%
(a)(g)
........... 75,000 1,815,000
Petroleo Brasileiro SA (Preference) ........ 71,044 438,138
2,253,138
Technology Hardware, Storage &
Peripherals — 0.2%
Samsung Electronics Co. Ltd. (Preference) .. 60,117 2,818,503
Total Preferred Stocks — 0.4%
(Cost: $4,962,946) ............................... 5,750,141
Trust Preferreds — 0.1%
Consumer Finance — 0.1%
(a)(b)
ILFC E-Capital Trust I, 4.05%, 12/21/65 ..... 896,000 698,880
ILFC E-Capital Trust II, 4.30%, 12/21/65 .... 397,000 317,600
Total Trust Preferreds — 0.1%
(Cost: $1,257,798) ............................... 1,016,480
Total Preferred Securities — 2.9%
(Cost: $42,981,064) ............................... 40,236,175
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-W5FX, Class
CFX, (LIBOR USD 1 Month + 0.00%),
3.79%, 04/25/28
(a)(b)
................ USD 334 $ 307,246
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)(b)
Series 2018-K80, Class B, 4.37%, 08/25/50 125 123,880
Series 2018-K732, Class B, 4.20%, 05/25/25 200 198,233
322,113
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $643,113) ................................. 629,359
Shares
Shares
Warrants
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/exercisable
10/23/20, 1 share for 1 warrant, Expires
10/27/24, Strike Price USD 36.00)
(c)
..... 119 1,425
Total Warrants — 0.0%
(Cost: $0) ..................................... 1,425
Total Long-Term Investments — 93.2%
(Cost: $1,348,966,505) ............................ 1,287,604,907
Short-Term Securities
(o)(p)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.29% .................... 108,378,173 108,378,173
SL Liquidity Series, LLC, Money Market Series,
0.47%
(q)
........................ 48,032,909 48,028,106
Total Short-Term Securities — 11.3%
(Cost: $156,393,226) .............................. 156,406,279
Total Investments — 104.5%
(Cost: $1,505,359,731 ) ............................ 1,444,011,186
Liabilities in Excess of Other Assets — (4.5)% ............. (62,067,491)
Net Assets — 100.0% ............................... $ 1,381,943,695
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(g)
Perpetual security with no stated maturity date.
(h)
Zero-coupon bond.
(i)
Issuer filed for bankruptcy and/or is in default.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(l)
Rounds to less than 1,000.

BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2022
(m)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)
Fixed rate.
(o)
Affiliate of the Fund.
(p)
Annualized 7-day yield as of period end.
(q)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/22
Shares
Held at
04/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 177,890,717 $ — $ (69,512,544) $ — $ — $ 108,378,173 108,378,173 $ 25,636 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 53,046,504 — (4,996,119) (35,332) 13,053 48,028,106 48,032,909 670,751
(b)
—
BlackRock Allocation Target
Shares- BATS Series A ..... 30,271,189 — — — (1,560,061) 28,711,128 3,000,118 576,062 31,513
BlackRock Floating Rate Income
Portfolio, Class K ......... 23,395,960 12,597,257 (19,999,997) (300,331) (188,923) 15,503,966 1,588,521 629,738 —
iShares Core Dividend Growth
ETF
(c)
................ 12,034,412 11,802,381 (24,137,947) 2,156,520 (1,855,366) — — 127,847 —
iShares Core S&P 500 ETF
(c)
... 22,291,286 — (22,617,360) 1,424,163 (1,098,089) — — 161,530 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 52,300,727 — — — (5,543,258) 46,757,469 595,409 1,577,039 —
$ 3,245,020 $ (10,232,644) $ 247,378,842 $ 3,768,603 $ 31,513
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index ............................................ 27 06/17/22 $ 1,427 $ (131,384)
S&P 500 E-Mini Index ...................................................... 887 06/17/22 183,055 (11,754,057)
U.S. Treasury 10 Year Note ................................................... 1,173 06/21/22 139,642 (8,879,460)
U.S. Treasury 10 Year Ultra Note ............................................... 86 06/21/22 11,085 (665,434)
U.S. Treasury Long Bond .................................................... 202 06/21/22 28,381 (1,729,936)
U.S. Treasury Ultra Bond .................................................... 46 06/21/22 7,346 (894,402)
U.S. Treasury 5 Year Note .................................................... 580 06/30/22 65,286 (2,655,136)
(26,709,809)
Short Contracts
GBP Currency ............................................................ 405 06/13/22 31,891 1,570,498
JPY Currency ............................................................ 61 06/13/22 5,898 616,763
MSCI Emerging Markets E-Mini Index ............................................ 114 06/17/22 6,027 76,195
U.S. Treasury 10 Year Note ................................................... 4 06/21/22 476 36,542
U.S. Treasury 10 Year Ultra Note ............................................... 2 06/21/22 258 22,528
U.S. Treasury Ultra Bond .................................................... 2 06/21/22 319 49,872
U.S. Treasury 2 Year Note .................................................... 2 06/30/22 421 8,075
U.S. Treasury 5 Year Note .................................................... 4 06/30/22 450 20,646
2,401,119
$ (24,308,690)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 10,000 USD 10,568 Natwest Markets plc 07/08/22 $ 18
USD 824,641 AUD 1,110,000 Standard Chartered Bank 07/08/22 39,413
USD 69,003 CAD 87,000 Natwest Markets plc 07/08/22 1,296
USD 2,356,767 EUR 2,159,000 Natwest Markets plc 07/08/22 71,314
USD 219,602 JPY 27,469,000 Standard Chartered Bank 07/08/22 7,361
119,402
CAD 1,949,000 USD 1,543,124 Standard Chartered Bank 07/08/22 (26,332)
CHF 577,000 USD 622,529 Natwest Markets plc 07/08/22 (27,152)
DKK 109,000 USD 15,999 Standard Chartered Bank 07/08/22 (488)
EUR 230,000 USD 249,987 Standard Chartered Bank 07/08/22 (6,515)
GBP 777,000 USD 1,012,081 Standard Chartered Bank 07/08/22 (34,833)
HKD 7,000 USD 894 Standard Chartered Bank 07/08/22 (1)
KRW 174,716,000 USD 142,063 Standard Chartered Bank 07/08/22 (3,687)
NZD 1,503,000 USD 1,024,371 Standard Chartered Bank 07/08/22 (54,429)
(153,437)
$ (34,035)

BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2022
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(c)
Amount includes $5,827 of net dividends and financing fees.
(e)
Amount includes $2,566 of net dividends and financing fees.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly HSBC Bank plc
(b)
02/10/23 $ 1,558,941 $ 10,371
(c)
$ 1,563,485 0.1%
Monthly
JPMorgan Chase
Bank NA
(d)
02/08/23 560,681 (71,191)
(e)
486,924 0.0
$ (60,820) $ 2,050,409
(b) (d)
Range: 80-95 basis points 60 basis points
Benchmarks: USD Overnight Bank Funding Rate USD Overnight Bank Funding Rate
The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Saudi Arabia
Al Rajhi Bank ............ 15,894 $ 744,572 47.6%
Vietnam
Vietnam Dairy Products JSC .. 254,000 818,913 52.4
Total Reference Entity — Long ............ 1,563,485
Net Value of Reference Entity — HSBC Bank plc $ 1,563,485
The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date February 08, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Russia
X5 Retail Group NV, GDR ... 26,438 264 0.1
United Kingdom
Prudential plc ............ 39,094 486,660 99.9
Total Reference Entity — Long ............ 486,924
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ 486,924

BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2022
Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
DKK Danish Krone
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
NZD New Zealand Dollar
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
GDR Global Depositary Receipts
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate

BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 66,355,587 $ — $ 66,355,587
Common Stocks
Airlines .............................................. 674,562 822,164 — 1,496,726
Automobiles .......................................... — 704,698 — 704,698
Banks ............................................... 5,752,677 13,055,892 334 18,808,903
Beverages ........................................... — 3,975,304 — 3,975,304
Biotechnology ......................................... 2,385,037 — — 2,385,037
Capital Markets ........................................ 2,930,572 — — 2,930,572
Chemicals ............................................ 751,844 1,081,476 — 1,833,320
Communications Equipment ................................ — 717,588 — 717,588
Construction Materials .................................... — 891,182 — 891,182
Consumer Finance ...................................... 2,890,035 — — 2,890,035
Diversified Telecommunication Services ........................ 2,482,860 8,272,975 — 10,755,835
Electric Utilities ........................................ 12,877,022 4,502,243 — 17,379,265
Electrical Equipment ..................................... — 2,103,831 — 2,103,831
Electronic Equipment, Instruments & Components ................. 1,588,948 513,987 — 2,102,935
Energy Equipment & Services .............................. 895,020 — — 895,020
Equity Real Estate Investment Trusts (REITs) .................... 76,875,955 10,121,330 — 86,997,285
Food & Staples Retailing .................................. 3,040,841 — 214 3,041,055
Food Products ......................................... — 1,187,345 — 1,187,345
Gas Utilities ........................................... 851,861 1,960,341 — 2,812,202
Health Care Equipment & Supplies ........................... 2,543,149 — — 2,543,149
Health Care Providers & Services ............................ 3,342,868 — — 3,342,868
Hotels, Restaurants & Leisure .............................. 620,563 625,986 — 1,246,549
Household Durables ..................................... — 2,289,953 — 2,289,953
Household Products ..................................... — 3,002,368 — 3,002,368
Insurance ............................................ 3,284,526 5,157,633 — 8,442,159

BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2022
Level 1 Level 2 Level 3 Total
Interactive Media & Services ............................... $ 751,708 $ 961,347 $ — $ 1,713,055
IT Services ........................................... 6,700,158 5,922,368 — 12,622,526
Leisure Products ....................................... 2,355,517 — — 2,355,517
Life Sciences Tools & Services .............................. — 613,289 — 613,289
Machinery ............................................ 1,969,302 676,106 — 2,645,408
Media ............................................... 2,142,070 — — 2,142,070
Metals & Mining ........................................ 378,498 2,809,410 — 3,187,908
Multiline Retail ......................................... — — 1,499 1,499
Multi-Utilities .......................................... 8,592,916 402,728 — 8,995,644
Oil, Gas & Consumable Fuels ............................... 7,521,990 1,985,840 442 9,508,272
Personal Products ...................................... 2,021,115 — — 2,021,115
Pharmaceuticals ....................................... — 9,675,630 — 9,675,630
Professional Services .................................... — 3,250,411 — 3,250,411
Real Estate Management & Development ....................... — 14,105,974 — 14,105,974
Road & Rail ........................................... 3,400,956 589,149 — 3,990,105
Semiconductors & Semiconductor Equipment .................... 1,432,653 8,203,272 — 9,635,925
Software ............................................. 5,343,171 — — 5,343,171
Specialty Retail ........................................ — 392,368 — 392,368
Technology Hardware, Storage & Peripherals .................... — 1,251,107 — 1,251,107
Textiles, Apparel & Luxury Goods ............................ — 4,864,999 — 4,864,999
Thrifts & Mortgage Finance ................................ — 680,964 — 680,964
Tobacco ............................................. 2,208,700 — — 2,208,700
Trading Companies & Distributors ............................ — 2,635,320 — 2,635,320
Transportation Infrastructure ............................... 1,058,830 14,422,620 — 15,481,450
Water Utilities ......................................... 212,630 534,344 — 746,974
Wireless Telecommunication Services ......................... — 1,480,227 — 1,480,227
Corporate Bonds ........................................ — 322,699,813 — 322,699,813
Equity-Linked Notes ...................................... — 265,432,132 — 265,432,132
Floating Rate Loan Interests
Aerospace & Defense .................................... — 3,671,251 — 3,671,251
Air Freight & Logistics .................................... — 91,503 — 91,503
Airlines .............................................. — 3,015,894 — 3,015,894
Auto Components ...................................... — 1,453,658 — 1,453,658
Automobiles .......................................... — 507,211 — 507,211
Biotechnology ......................................... — — 629,683 629,683
Building Products ....................................... — 1,523,105 147,938 1,671,043
Capital Markets ........................................ — 1,851,848 — 1,851,848
Chemicals ............................................ — 4,085,320 69,231 4,154,551
Commercial Services & Supplies ............................. — 4,169,406 189,798 4,359,204
Communications Equipment ................................ — 452,873 — 452,873
Construction & Engineering ................................ — 2,210,981 — 2,210,981
Construction Materials .................................... — 978,029 — 978,029
Containers & Packaging .................................. — 2,490,712 — 2,490,712
Distributors ........................................... — 87,907 — 87,907
Diversified Consumer Services .............................. — 3,408,031 — 3,408,031
Diversified Financial Services ............................... — 6,535,487 401,184 6,936,671
Diversified Telecommunication Services ........................ — 4,332,786 — 4,332,786
Electric Utilities ........................................ — 156,543 — 156,543
Electrical Equipment ..................................... — 361,103 — 361,103
Electronic Equipment, Instruments & Components ................. — 230,647 — 230,647
Entertainment ......................................... — 3,329,350 — 3,329,350
Equity Real Estate Investment Trusts (REITs) .................... — 73,751 — 73,751
Food & Staples Retailing .................................. — 500,967 — 500,967
Food Products ......................................... — 4,385,294 — 4,385,294
Health Care Equipment & Supplies ........................... — 2,338,926 — 2,338,926
Health Care Providers & Services ............................ — 3,180,140 52,801 3,232,941
Health Care Technology .................................. — 1,620,058 — 1,620,058
Hotels, Restaurants & Leisure .............................. — 4,505,232 24,675 4,529,907
Household Durables ..................................... — 1,287,830 — 1,287,830
Household Products ..................................... — 695,211 — 695,211
Independent Power and Renewable Electricity Producers ............ — 285,228 — 285,228
Insurance ............................................ — 5,321,468 — 5,321,468
Interactive Media & Services ............................... — 2,678,103 — 2,678,103
Internet & Direct Marketing Retail ............................ — 708,677 38,320 746,997
IT Services ........................................... — 2,513,985 79,635 2,593,620
Leisure Products ....................................... — 123,372 — 123,372

BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2022
Level 1 Level 2 Level 3 Total
Life Sciences Tools & Services .............................. $ — $ 2,444,222 $ — $ 2,444,222
Machinery ............................................ — 4,932,000 — 4,932,000
Media ............................................... — 4,322,528 715,595 5,038,123
Metals & Mining ........................................ — 870,901 — 870,901
Oil, Gas & Consumable Fuels ............................... — 2,334,058 — 2,334,058
Personal Products ...................................... — 1,120,850 — 1,120,850
Pharmaceuticals ....................................... — 3,034,206 — 3,034,206
Professional Services .................................... — 3,188,902 1,085,095 4,273,997
Road & Rail ........................................... — 1,100,649 — 1,100,649
Semiconductors & Semiconductor Equipment .................... — 89,080 — 89,080
Software ............................................. — 13,588,722 812,630 14,401,352
Specialty Retail ........................................ — 2,901,680 — 2,901,680
Technology Hardware, Storage & Peripherals .................... — 156,821 — 156,821
Textiles, Apparel & Luxury Goods ............................ — 437,964 — 437,964
Trading Companies & Distributors ............................ — 1,836,607 120,788 1,957,395
Transportation Infrastructure ............................... — 120,682 — 120,682
Wireless Telecommunication Services ......................... — 858,130 — 858,130
Foreign Agency Obligations ................................. — 4,244,916 — 4,244,916
Foreign Government Obligations .............................. — 20,229,397 — 20,229,397
Investment Companies .................................... 62,261,435 — — 62,261,435
Non-Agency Mortgage-Backed Securities ........................ — 43,199,892 4,411,574 47,611,466
Preferred Securities
Banks ............................................... — 12,759,933 — 12,759,933
Capital Markets ........................................ — 6,842,182 — 6,842,182
Consumer Finance ...................................... 678,500 5,250,707 — 5,929,207
Diversified Financial Services ............................... — 1,457,675 — 1,457,675
Electric Utilities ........................................ — 2,190,534 — 2,190,534
Independent Power and Renewable Electricity Producers ............ — 216,868 — 216,868
Insurance ............................................ — 1,856,985 — 1,856,985
Oil, Gas & Consumable Fuels ............................... 2,253,138 3,911,150 — 6,164,288
Technology Hardware, Storage & Peripherals .................... — 2,818,503 — 2,818,503
U.S. Government Sponsored Agency Securities .................... — 629,359 — 629,359
Warrants .............................................. — 1,425 — 1,425
Short-Term Securities ....................................... 108,378,173 — — 108,378,173
Liabilities
Unfunded Floating Rate Loan Interests
(a)
.............................. — (113) — (113)
$ 343,449,800 $ 1,015,040,603 $ 8,781,436 $ 1,367,271,839
Investments V alued at NAV
(b)
..................................... 76,739,234
$ —
$ 1,444,011,073
$ —
Derivative Financial Instruments
(c)
Assets
Equity contracts ........................................... $ 76,195 $ 10,371 $ — $ 86,566
Foreign currency exchange contracts ............................ 2,187,261 119,402 — 2,306,663
Interest rate contracts ....................................... 137,663 — — 137,663
Liabilities
Equity contracts ........................................... (11,885,441) (71,191) — (11,956,632)
Foreign currency exchange contracts ............................ — (153,437) — (153,437)
Interest rate contracts ....................................... (14,824,368) — — (14,824,368)
$ (24,308,690) $ (94,855) $ — $ (24,403,545)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.